Schedule of Investments (unaudited)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO(a)(b)
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.64%, 04/20/34	USD	1,000	$ 1,002,678
Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/16/37		500	505,887
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 9.13%, 04/28/37(a)(b)		1,000	1,018,576
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.44%, 07/18/29(a)(b)		82	82,301
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 13.83%, 04/25/35(a)(b)		620	637,076
Argent Securities Trust, Series 2006-W5, Class A1, (1- mo. Term SOFR + 0.41%), 5.27%, 06/25/36(a)(c)		3,804	2,481,719
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.84%, 07/19/34		300	300,075
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.64%, 07/24/34		250	247,096
Ballyrock CLO Ltd., Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 11.15%, 07/20/37(a)(b)		250	249,992
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.99%, 01/20/31(a)(b)		700	701,815
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.61%, 07/15/34(a)(b)		250	250,500
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.46%, 04/15/34(a)(b)		500	493,250
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		800	808,225
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.54%, 04/20/32(a)(b)		250	250,202
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.98%, 07/20/32(a)(b)		500	489,845
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3- mo. CME Term SOFR + 1.91%), 7.20%, 07/17/34(a)(b)		250	250,763
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/33(a)(b)		500	499,796
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.08%, 04/20/35(a)(b)		450	450,585
CIFC Funding Ltd.(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.33%, 04/27/31		250	250,204
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		550	556,837
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.64%, 04/20/32		500	500,000
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.63%, 10/22/35		250	250,347
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.22%, 10/22/35		500	503,988
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		316	181,861
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 10/20/30(a)(b)		250	248,377
Security		Par (000)	Value
Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1-mo. Term SOFR + 0.25%), 5.11%, 06/25/37(a)	USD	454	$ 430,273
Dryden CLO Ltd.(a)(b)
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.19%, 04/18/31		250	250,242
Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.17%, 10/15/35		500	503,520
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.63%, 04/20/35(a)(b)		585	586,427
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.34%, 04/20/34(a)(b)		250	250,289
Generate CLO Ltd., Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.04%, 01/22/35(a)(b)		750	754,091
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.10%, 07/20/34(a)(b)		250	250,711
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.85%, 04/21/35(a)(b)		400	411,259
Madison Park Funding XLV Ltd., Series 2020-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/34(a)(b)		300	301,190
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.14%, 07/21/30(a)(b)		500	510,794
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 10/21/30(a)(b)		428	429,051
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.54%, 10/18/30		510	512,660
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.24%, 10/18/30		250	250,709
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 7.25%, 04/15/37(a)(b)		875	880,261
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.20%, 07/17/34(a)(b)		250	250,815
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		497	508,480
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.06%, 07/15/34(a)(b)		790	792,866
Neuberger Berman Loan Advisers CLO Ltd., Series 2019- 32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.64%, 01/20/32(a)(b)		425	426,390
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.03%, 10/24/35(a)(b)		500	502,270
OCP CLO Ltd.(a)(b)
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 04/10/33		250	250,255
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/26/36		800	806,006
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.61%, 07/15/34(a)(b)		250	250,163
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.84%, 07/20/30(a)(b)		500	493,073
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.51%, 07/19/30(a)(b)	USD	938	$ 938,138
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.95%, 01/25/31(a)(b)		250	250,318
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.70%, 10/17/29(a)(b)		250	250,959
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.08%, 01/20/31(a)(b)		250	245,774
Rad CLO Ltd., Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.58%, 10/20/35(a)(b)		250	251,464
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.01%, 01/15/34(a)(b)		300	300,772
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.64%, 01/20/35(a)(b)		250	250,299
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.71%, 07/15/36(a)(b)		500	517,186
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(d)		980	915,124
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.41%, 10/15/29(a)(b)		500	500,094
RRX Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.36%, 07/15/34(a)(b)		250	251,659
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		215	221,565
Sterling COOFS Trust(b)(d)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		553	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		295	304,361
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.13%, 04/23/35(a)(b)		300	300,774
TCI-Flatiron CLO Ltd., Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.93%, 01/29/32(a)(b)		600	600,448
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 8.68%, 07/23/37		250	253,526
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.80%, 10/25/34		500	501,187
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/17/32(a)(b)		500	500,971
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.89%, 10/24/34(a)(b)		500	493,906
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.91%, 10/15/34		250	246,933
Series 2021-3A, Class DR, 10/15/35(e)		250	250,000
Total Asset-Backed Securities — 6.2% (Cost: $32,028,052)			32,159,248

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.(f)	47,837	$ 9,568
Financial Services(f) — 0.1%
NMG Parent LLC	1,330	158,270
Travelport Finance Luxembourg SARL(d)	90	235,403
		393,673
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)(f)	464	2,320
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $382,692)(f)(g)	12,321	127,830
Household Products — 0.0%
Berkline Benchcraft Equity LLC(d)(f)	3,155	—
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.(d)(f)	801	—
Media — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292)(d)(f)(g)	2,888	190,608
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(f)	10,062	80,498
Total Common Stocks — 0.2% (Cost: $1,660,774)		804,497

		Par (000)
Corporate Bonds
Advertising Agencies — 1.3%
Clear Channel Outdoor Holdings, Inc.(b)(c)
5.13%, 08/15/27	USD	653	641,969
7.75%, 04/15/28		330	295,287
9.00%, 09/15/28		1,338	1,422,452
7.50%, 06/01/29		1,045	900,016
7.88%, 04/01/30		657	687,022
CMG Media Corp., 8.88%, 12/15/27(b)(c)		188	109,980
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(c)		200	196,747
Lamar Media Corp., 4.00%, 02/15/30		40	37,681
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)(c)		745	729,765
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(c)		786	781,518
4.25%, 01/15/29(c)		268	255,176
4.63%, 03/15/30		107	101,670
7.38%, 02/15/31(c)		295	314,910
Stagwell Global LLC, 5.63%, 08/15/29(b)(c)		101	97,649
			6,571,842
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)(c)		274	284,962
Bombardier, Inc.(b)
7.88%, 04/15/27(c)		104	104,292
6.00%, 02/15/28(c)		690	694,562
7.50%, 02/01/29		9	9,523
8.75%, 11/15/30(c)		463	508,408
7.25%, 07/01/31(c)		180	190,293
7.00%, 06/01/32(c)		254	265,668

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(c)	USD	646	$ 644,036
Northrop Grumman Corp., 3.85%, 04/15/45(c)		600	507,209
Spirit AeroSystems, Inc.(b)(c)
9.38%, 11/30/29		524	568,463
9.75%, 11/15/30		456	508,440
TransDigm, Inc.(b)(c)
6.75%, 08/15/28		1,997	2,055,488
6.38%, 03/01/29		2,338	2,412,161
7.13%, 12/01/31		787	832,380
6.63%, 03/01/32		2,258	2,351,350
6.00%, 01/15/33		1,209	1,226,125
Triumph Group, Inc., 9.00%, 03/15/28(b)(c)		1,077	1,127,420
			14,290,780
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)(c)		180	183,572
Automobile Components — 1.0%
Aptiv PLC, 4.40%, 10/01/46(c)		240	197,558
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(h)	EUR	200	221,884
8.50%, 05/15/27(b)(c)	USD	2,599	2,607,462
6.75%, 05/15/28(b)(c)		839	864,803
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(h)	EUR	100	118,493
Forvia SE, 3.75%, 06/15/28(h)		100	106,894
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(c)	USD	112	114,620
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(c)		104	95,652
5.63%, 04/30/33		109	96,174
Mahle GmbH, 6.50%, 05/02/31(h)	EUR	100	108,087
Phinia, Inc., 6.63%, 10/15/32(b)	USD	124	125,024
Schaeffler AG, 4.75%, 08/14/29(h)	EUR	100	111,838
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	125	115,991
ZF Finance GmbH, 2.00%, 05/06/27(h)	EUR	100	103,545
			4,988,025
Automobiles — 1.0%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	146	142,124
4.75%, 03/01/30		124	118,687
5.00%, 02/15/32(b)		44	41,724
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	196,256
10.38%, 03/31/29(h)	GBP	100	133,087
Carvana Co.(b)(i)
(13.00% PIK), 13.00%, 06/01/30	USD	373	405,203
(14.00% PIK), 14.00%, 06/01/31(c)		1,017	1,188,066
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		200	211,453
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		200	199,924
General Motors Financial Co., Inc., 6.00%, 01/09/28(c)		1,000	1,042,217
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		134	136,129
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		122	117,995
LCM Investments Holdings II LLC(b)(c)
4.88%, 05/01/29		349	335,343
8.25%, 08/01/31		404	428,975
TML Holdings Pte. Ltd., 4.35%, 06/09/26(h)		200	196,754
Wabash National Corp., 4.50%, 10/15/28(b)(c)		220	201,545
			5,095,482
Security		Par (000)	Value
Banks — 0.9%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(h)	EUR	100	$ 115,639
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(h)		100	114,695
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(h)		100	109,228
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)(h)		100	112,772
Banco Espirito Santo SA(a)(f)(j)
4.75%, 01/15/18		100	31,168
4.00%, 01/21/19		100	31,168
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(c)(h)(k)	USD	501	494,988
Barclays Bank PLC, 1.00%, 02/16/29(c)(l)		359	362,141
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(c)		1,100	1,164,500
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		103	115,355
HSBC Holdings PLC, 4.38%, 11/23/26(c)		395	393,341
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(c)		200	201,552
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(h)	EUR	100	115,927
UBS AG/Stamford CT, 5.00%, 07/09/27(c)	USD	1,200	1,226,318
			4,588,792
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(c)		800	787,875
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28(h)	GBP	100	126,910
Broadline Retail(b) — 0.1%
Rakuten Group, Inc.
11.25%, 02/15/27	USD	214	234,017
9.75%, 04/15/29(c)		361	393,941
			627,958
Building Materials — 1.7%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		195	202,477
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(c)		241	243,872
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	160	186,820
6.38%, 12/15/30(h)		100	116,763
6.63%, 12/15/30(b)(c)	USD	2,900	2,990,176
6.75%, 07/15/31(b)		212	221,086
JELD-WEN, Inc., 7.00%, 09/01/32(b)		416	420,374
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	79,097
9.75%, 07/15/28		248	253,333
Smyrna Ready Mix Concrete LLC(b)(c)
6.00%, 11/01/28		523	524,930
8.88%, 11/15/31		972	1,048,490
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)(c)		382	395,543
Standard Industries, Inc.(b)
5.00%, 02/15/27		209	207,234
4.75%, 01/15/28		2	1,959
4.38%, 07/15/30(c)		768	726,914
3.38%, 01/15/31(c)		353	314,466
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29		31	30,658
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.(b) (continued)
7.25%, 01/15/31(c)	USD	466	$ 493,633
Wilsonart LLC, 11.00%, 08/15/32(b)		305	305,092
			8,762,917
Building Products(b) — 0.6%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		95	89,503
6.50%, 08/01/30(c)		249	257,712
Foundation Building Materials, Inc., 6.00%, 03/01/29		63	55,478
GYP Holdings III Corp., 4.63%, 05/01/29(c)		371	353,670
White Cap Buyer LLC, 6.88%, 10/15/28(c)		1,965	1,983,328
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(i)		368	368,234
			3,107,925
Capital Markets — 1.0%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)(c)		318	330,576
Ares Capital Corp.(c)
5.88%, 03/01/29		115	117,763
5.95%, 07/15/29		275	282,273
Ares Strategic Income Fund, 02/15/30(b)(e)		329	326,397
Blackstone Private Credit Fund
3.25%, 03/15/27		75	71,477
5.95%, 07/16/29(b)(c)		136	138,474
6.25%, 01/25/31(b)(c)		116	119,165
Blue Owl Capital Corp., 3.40%, 07/15/26		15	14,522
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)(c)		150	157,494
Blue Owl Credit Income Corp.
7.75%, 09/16/27(c)		302	318,160
6.60%, 09/15/29(b)		90	92,328
6.65%, 03/15/31(c)		270	275,772
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(c)		214	207,902
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)(c)		146	149,450
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)(c)		180	186,444
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(c)		879	842,294
9.75%, 01/15/29(b)(c)		298	309,167
4.38%, 02/01/29(c)		211	184,403
9.00%, 06/15/30(b)		197	198,628
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(c)(l)		300	301,800
Oaktree Strategic Credit Fund(b)(c)
8.40%, 11/14/28		168	181,735
6.50%, 07/23/29		169	171,630
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(k)		269	278,681
			5,256,535
Chemicals — 1.8%
Avient Corp., 6.25%, 11/01/31(b)		158	161,970
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)(c)		273	291,534
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		447	418,508
Chemours Co.
4.00%, 05/15/26	EUR	100	110,641
5.38%, 05/15/27	USD	235	230,049
5.75%, 11/15/28(b)		155	147,237
4.63%, 11/15/29(b)(c)		236	211,342
Element Solutions, Inc., 3.88%, 09/01/28(b)(c)		1,607	1,531,932
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(h)	EUR	100	111,048
Security		Par (000)	Value
Chemicals (continued)
HB Fuller Co., 4.25%, 10/15/28	USD	110	$ 105,487
Herens Holdco SARL, 4.75%, 05/15/28(b)(c)		412	359,583
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(c)		267	269,938
INEOS Finance PLC, 6.38%, 04/15/29(h)	EUR	100	114,991
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(h)		100	117,841
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	78,880
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		286	238,075
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)(c)		133	129,361
Mativ Holdings, Inc., 10/01/29(b)(e)		214	218,424
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	164,445
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(h)	EUR	100	119,423
9.75%, 11/15/28(b)(c)	USD	1,100	1,173,985
7.25%, 06/15/31(b)(c)		596	620,186
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)(c)		460	441,606
WR Grace Holdings LLC(b)(c)
4.88%, 06/15/27		122	120,218
5.63%, 08/15/29		1,392	1,307,621
7.38%, 03/01/31		355	371,946
			9,166,271
Commercial Services & Supplies — 5.5%
ADT Security Corp.(b)
4.13%, 08/01/29		27	25,789
4.88%, 07/15/32		148	141,362
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	200,647
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(c)		1,792	1,830,505
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(c)		1,356	1,211,795
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)(c)		1,963	1,844,214
4.88%, 06/01/28(h)	GBP	100	123,061
APCOA Group GmbH, 04/15/31(a)(e)(h)	EUR	100	111,297
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	132	124,113
4.75%, 10/15/29		100	95,894
APX Group, Inc., 5.75%, 07/15/29(b)		268	265,334
Block, Inc.(c)
2.75%, 06/01/26		736	713,556
3.50%, 06/01/31		104	94,832
6.50%, 05/15/32(b)		2,317	2,412,734
Boels Topholding BV, 5.75%, 05/15/30(h)	EUR	100	114,398
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(c)	USD	1,200	1,287,656
Brink’s Co.(b)
6.50%, 06/15/29		157	162,643
6.75%, 06/15/32		237	247,211
Champions Financing, Inc., 8.75%, 02/15/29(b)(c)		300	305,566
Cimpress PLC, 7.38%, 09/15/32(b)		283	285,292
Equifax, Inc., 2.60%, 12/15/25		59	57,673
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(b)(c)		740	736,908
7.88%, 12/01/30(b)(c)		727	783,210
7.00%, 05/01/31(b)(c)		1,533	1,615,793
7.50%, 06/01/31(b)(c)		635	669,942
7.00%, 06/15/32(b)(c)		569	597,280
04/15/33(e)		415	412,925
Garda World Security Corp.(b)
4.63%, 02/15/27(c)		326	320,078
9.50%, 11/01/27		121	121,159

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp.(b) (continued)
7.75%, 02/15/28(c)	USD	924	$ 958,103
6.00%, 06/01/29		108	103,645
8.25%, 08/01/32		419	428,847
Global Payments, Inc., 1.50%, 03/01/31(b)(c)(l)		541	516,655
Herc Holdings, Inc.(b)(c)
5.50%, 07/15/27		625	624,232
6.63%, 06/15/29		236	244,443
Loxam SAS, 6.38%, 05/31/29(h)	EUR	100	116,324
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	USD	125	120,113
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)(c)
5.75%, 04/15/26		518	520,364
6.25%, 01/15/28		232	232,062
Q-Park Holding I BV, 5.13%, 02/15/30(h)	EUR	100	113,541
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	267	269,272
Service Corp. International
5.13%, 06/01/29(c)		238	237,679
3.38%, 08/15/30(c)		273	247,417
4.00%, 05/15/31(c)		370	342,375
5.75%, 10/15/32		983	989,437
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)(c)
4.63%, 11/01/26		311	307,795
6.75%, 08/15/32		1,033	1,078,490
Shift4 Payments, Inc., 0.00%, 12/15/25(l)(m)		174	211,497
Sotheby’s, 7.38%, 10/15/27(b)(c)		691	665,050
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(c)		653	572,343
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(c)		435	432,645
United Rentals North America, Inc., 6.13%, 03/15/34(b)		176	181,887
Verisure Holding AB, 9.25%, 10/15/27(h)	EUR	100	116,742
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)(c)	USD	682	718,486
Williams Scotsman, Inc.(b)
6.13%, 06/15/25(c)		183	182,813
4.63%, 08/15/28		121	117,608
6.63%, 06/15/29		109	112,225
7.38%, 10/01/31(c)		400	422,785
Worldline SA/France, 0.00%, 07/30/26(h)(m)	EUR	111	112,534
			28,210,276
Construction & Engineering — 0.5%
Arcosa, Inc.(b)
4.38%, 04/15/29(c)	USD	374	358,497
6.88%, 08/15/32		59	61,746
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(c)		1,680	1,799,029
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(h)	EUR	100	118,122
Dycom Industries, Inc., 4.50%, 04/15/29(b)	USD	119	114,874
Heathrow Finance PLC, 4.13%, 09/01/29(h)(n)	GBP	100	122,331
			2,574,599
Consumer Finance — 0.6%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	USD	82	86,654
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(c)		440	457,870
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		259	261,473
Navient Corp.
5.50%, 03/15/29(c)		211	204,685
9.38%, 07/25/30		200	221,858
OneMain Finance Corp.
3.50%, 01/15/27(c)		304	290,570
6.63%, 01/15/28		240	244,364
9.00%, 01/15/29(c)		314	332,736
5.38%, 11/15/29		75	72,073
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
7.88%, 03/15/30(c)	USD	481	$ 502,831
4.00%, 09/15/30		179	159,431
7.50%, 05/15/31		108	111,172
7.13%, 11/15/31		194	196,331
			3,142,048
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26(c)		530	512,492
7.50%, 03/15/26		107	107,923
4.63%, 01/15/27(c)		477	464,055
5.88%, 02/15/28(c)		298	299,331
6.50%, 02/15/28		99	100,802
3.50%, 03/15/29		142	132,404
4.88%, 02/15/30(c)		170	167,257
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(h)	GBP	138	182,602
Bubbles Bidco SpA, 09/30/31(a)(e)(h)	EUR	100	111,037
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(h)		100	111,872
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29	USD	100	99,808
			2,289,583
Containers & Packaging — 2.2%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(i)		— (o)	—
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(c)		400	402,875
3.25%, 09/01/28		200	183,076
4.00%, 09/01/29(c)		1,600	1,428,188
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(h)	EUR	200	192,591
4.13%, 08/15/26(b)	USD	602	542,670
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(c)		211	205,725
Clydesdale Acquisition Holdings, Inc.(b)(c)
6.63%, 04/15/29		673	679,383
6.88%, 01/15/30		515	525,935
8.75%, 04/15/30		808	820,478
Crown Americas LLC, 5.25%, 04/01/30		23	23,222
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	192,902
Fiber Bidco SpA, 6.13%, 06/15/31(h)	EUR	100	110,758
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)	USD	60	59,408
Graphic Packaging International LLC, 3.50%, 03/15/28(b)		9	8,571
LABL, Inc.(b)
6.75%, 07/15/26		70	69,942
5.88%, 11/01/28		143	133,926
9.50%, 11/01/28(c)		504	520,773
10/01/31(e)		395	391,981
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(c)		3,890	4,019,061
9.25%, 04/15/27		169	173,288
OI European Group BV
6.25%, 05/15/28(b)	EUR	115	133,325
5.25%, 06/01/29(h)		100	113,676
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	39	39,183
7.25%, 05/15/31(c)		129	132,526
Sealed Air Corp.(b)
5.00%, 04/15/29		59	58,108
6.50%, 07/15/32		188	193,859
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	USD	83	$ 84,390
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		22	24,423
			11,464,243
Diversified REITs — 0.9%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		108	100,677
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(c)		205	217,173
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)(c)		257	247,715
Iron Mountain, Inc.(b)
7.00%, 02/15/29(c)		702	731,703
5.25%, 07/15/30		23	22,710
5.63%, 07/15/32		19	18,951
SBA Communications Corp.
3.13%, 02/01/29(c)		812	750,528
3.88%, 02/15/27		62	60,423
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(c)		2,161	2,306,664
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		75	74,542
			4,531,086
Diversified Telecommunication Services — 4.5%
Altice Financing SA(b)
9.63%, 07/15/27		554	539,579
5.75%, 08/15/29		724	581,834
Altice France SA(b)
5.50%, 01/15/28		381	277,045
5.13%, 07/15/29		1,102	774,946
AT&T, Inc., 4.30%, 02/15/30(c)		1,350	1,348,358
CommScope, Inc., 4.75%, 09/01/29(b)		289	242,760
Connect Finco SARL/Connect U.S. Finco LLC(b)
6.75%, 10/01/26(c)		370	370,000
9.00%, 09/15/29		858	830,317
Frontier Communications Holdings LLC(b)(c)
5.88%, 10/15/27		314	315,277
5.00%, 05/01/28		753	746,208
8.75%, 05/15/30		1,691	1,802,038
8.63%, 03/15/31		371	399,971
Iliad Holding SASU(b)(c)
6.50%, 10/15/26		687	694,489
7.00%, 10/15/28		343	348,940
8.50%, 04/15/31		905	973,423
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(h)	EUR	100	111,176
Kenbourne Invest SA, 6.88%, 11/26/24(b)(f)(j)	USD	275	165,000
Level 3 Financing, Inc.(b)
10.50%, 04/15/29(c)		1,106	1,205,594
4.88%, 06/15/29(c)		456	383,040
11.00%, 11/15/29(c)		1,530	1,694,141
10.50%, 05/15/30(c)		1,375	1,479,844
10.75%, 12/15/30		50	54,653
Lorca Telecom Bondco SA, 5.75%, 04/30/29(h)	EUR	100	116,187
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	200	168,139
4.13%, 04/15/30		200	161,591
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(h)(k)		300	299,310
Optics Bidco SpA(b)(c)
6.00%, 09/30/34		442	447,445
7.20%, 07/18/36		358	385,268
Rogers Communications, Inc., 5.00%, 03/15/44(c)		545	517,529
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd.(b)
5.75%, 09/07/27(c)	USD	200	$ 198,876
10/15/32(e)		493	494,001
SoftBank Group Corp.(h)
3.38%, 07/06/29	EUR	100	104,347
3.88%, 07/06/32		200	204,500
Verizon Communications, Inc., 3.70%, 03/22/61(c)	USD	1,000	756,802
Viavi Solutions, Inc., 3.75%, 10/01/29(b)(c)		116	105,260
Vmed O2 U.K. Financing I PLC(h)
4.00%, 01/31/29	GBP	100	119,657
4.50%, 07/15/31		100	115,312
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28(c)	USD	500	500,470
10/01/31(e)		250	254,158
Zayo Group Holdings, Inc.(b)(c)
4.00%, 03/01/27		2,790	2,495,496
6.13%, 03/01/28		414	343,620
Zegona Finance PLC, 6.75%, 07/15/29(h)	EUR	100	116,185
			23,242,786
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)	USD	337	341,751
Black Hills Corp., 3.15%, 01/15/27(c)		305	296,710
Calpine Corp.(b)
5.25%, 06/01/26		221	220,131
5.13%, 03/15/28(c)		1,138	1,122,173
4.63%, 02/01/29(c)		106	102,379
5.00%, 02/01/31		67	64,872
Clearway Energy Operating LLC(b)(c)
4.75%, 03/15/28		279	273,767
3.75%, 01/15/32		307	277,805
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(c)(k)		4,031	3,991,065
Enel Finance International NV, 3.63%, 05/25/27(b)(c)		900	883,242
FirstEnergy Corp., 4.00%, 05/01/26(l)		580	606,970
Lightning Power LLC, 7.25%, 08/15/32(b)		92	96,741
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(h)		211	204,047
NRG Energy, Inc.(c)
6.63%, 01/15/27		720	721,032
7.00%, 03/15/33(b)		101	112,197
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(c)		302	292,151
PG&E Corp., 4.25%, 12/01/27(b)(c)(l)		196	212,268
Pike Corp., 8.63%, 01/31/31(b)		89	95,160
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(h)		156	159,684
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		134	146,036
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(d)(f)(j)		780	—
TransAlta Corp., 7.75%, 11/15/29		50	52,814
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(k)		181	189,604
Vistra Operations Co. LLC(b)(c)
7.75%, 10/15/31		366	394,035
6.88%, 04/15/32		447	470,212
			11,326,846
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34(c)		187	191,327
Coherent Corp., 5.00%, 12/15/29(b)(c)		374	365,686
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		138	141,269
Imola Merger Corp., 4.75%, 05/15/29(b)		419	408,850
Nexans SA, 4.25%, 03/11/30(h)	EUR	100	113,664

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies BV, 4.00%, 04/15/29(b)	USD	168	$ 160,151
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(c)		630	602,071
3.75%, 02/15/31		54	49,439
6.63%, 07/15/32(c)		427	445,174
WESCO Distribution, Inc.(b)
7.25%, 06/15/28(c)		516	528,379
6.38%, 03/15/29(c)		137	141,536
6.63%, 03/15/32		185	192,696
Zebra Technologies Corp., 6.50%, 06/01/32(b)		117	122,154
			3,462,396
Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		91	91,285
6.25%, 04/01/28(c)		805	809,000
6.63%, 09/01/32		501	513,771
Halliburton Co., 3.80%, 11/15/25		3	2,979
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(c)		566	585,755
Oceaneering International, Inc., 6.00%, 02/01/28		71	71,136
Star Holding LLC, 8.75%, 08/01/31(b)(c)		256	244,122
USA Compression Partners LP/USA Compression Finance Corp.(c)
6.88%, 09/01/27		392	395,314
7.13%, 03/15/29(b)		472	486,137
Weatherford International Ltd., 8.63%, 04/30/30(b)(c)		362	377,212
			3,576,711
Entertainment — 2.5%
Boyne USA, Inc., 4.75%, 05/15/29(b)(c)		363	348,963
Caesars Entertainment, Inc.(b)(c)
8.13%, 07/01/27		812	828,720
7.00%, 02/15/30		1,619	1,691,363
6.50%, 02/15/32		808	835,806
Churchill Downs, Inc.(b)
5.50%, 04/01/27(c)		577	574,826
4.75%, 01/15/28		137	134,328
5.75%, 04/01/30(c)		1,014	1,015,111
6.75%, 05/01/31(c)		407	420,292
Cinemark USA, Inc., 7.00%, 08/01/32(b)(c)		111	115,879
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.14%, 07/31/28(a)(h)	EUR	100	112,433
Flutter Treasury DAC, 6.38%, 04/29/29(b)	USD	224	231,935
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		174	175,524
7.25%, 11/15/29		51	52,766
7.50%, 09/01/31		207	217,118
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		232	208,270
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		31	30,925
4.75%, 10/15/27(c)		240	236,606
3.75%, 01/15/28(c)		196	188,336
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.51%, 12/15/30(a)(h)	EUR	100	112,175
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)(c)	USD	298	299,161
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)(c)		600	592,761
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		146	140,039
Odeon Finco PLC, 12.75%, 11/01/27(b)		200	210,156
Pinewood Finco PLC, 6.00%, 03/27/30(h)	GBP	100	134,068
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	78	71,585
Security		Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	116	$ 86,773
5.88%, 09/01/31		166	113,300
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(b)		122	118,420
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)(c)		232	230,248
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(c)		392	406,002
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32(b)(c)		829	858,515
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		101	101,079
Vail Resorts, Inc., 6.50%, 05/15/32(b)(c)		364	380,351
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(c)		864	853,626
7.13%, 02/15/31(c)		492	530,818
6.25%, 03/15/33		190	192,479
			12,850,757
Environmental, Maintenance & Security Service — 1.2%
Clean Harbors, Inc.(b)
4.88%, 07/15/27(c)		188	185,332
5.13%, 07/15/29(c)		129	127,380
6.38%, 02/01/31		66	67,612
GFL Environmental, Inc.(b)
3.75%, 08/01/25		312	309,497
5.13%, 12/15/26(c)		174	173,591
4.00%, 08/01/28(c)		431	413,929
3.50%, 09/01/28		198	188,505
4.75%, 06/15/29(c)		378	368,723
4.38%, 08/15/29(c)		405	388,197
6.75%, 01/15/31(c)		476	499,244
Madison IAQ LLC(b)
4.13%, 06/30/28		240	231,594
5.88%, 06/30/29(c)		949	923,911
Paprec Holding SA, 7.25%, 11/17/29(h)	EUR	100	118,250
Republic Services, Inc., 3.38%, 11/15/27(c)	USD	750	734,860
Reworld Holding Corp.
4.88%, 12/01/29(b)(c)		142	133,670
5.00%, 09/01/30		70	65,655
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(c)		1,297	1,290,530
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		105	109,140
			6,329,620
Financial Services — 1.6%
Enact Holdings, Inc., 6.25%, 05/28/29		86	89,291
Freedom Mortgage Holdings LLC(b)(c)
9.25%, 02/01/29		432	449,041
9.13%, 05/15/31		270	277,589
GGAM Finance Ltd.(b)
7.75%, 05/15/26		45	46,014
8.00%, 02/15/27(c)		411	429,500
8.00%, 06/15/28		150	160,778
6.88%, 04/15/29(c)		260	270,473
5.88%, 03/15/30		219	219,287
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		139	141,182
Intrum AB, 3.00%, 09/15/27(h)	EUR	100	84,043
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(c)	USD	325	309,013
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29		60	62,448
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Macquarie Airfinance Holdings Ltd.(b) (continued)
8.13%, 03/30/29(c)	USD	262	$ 277,485
6.50%, 03/26/31(c)		150	158,338
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26(c)		1,744	1,735,538
6.00%, 01/15/27		45	45,005
6.50%, 08/01/29(c)		523	531,801
5.13%, 12/15/30(c)		219	210,087
5.75%, 11/15/31(c)		147	143,997
7.13%, 02/01/32(c)		714	745,665
PennyMac Financial Services, Inc.(b)(c)
7.88%, 12/15/29		332	354,018
7.13%, 11/15/30		277	286,816
ProGroup AG, 5.38%, 04/15/31(h)	EUR	100	108,429
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(c)	USD	1,014	973,518
3.88%, 03/01/31(c)		170	156,526
4.00%, 10/15/33		81	72,356
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(i)	EUR	217	67,666
			8,405,904
Food Products — 1.4%
Aramark International Finance SARL, 3.13%, 04/01/25(h)		138	152,790
Aramark Services, Inc., 5.00%, 02/01/28(b)(c)	USD	476	474,469
B&G Foods, Inc., 8.00%, 09/15/28(b)		89	93,098
Chobani LLC/Chobani Finance Corp., Inc.(b)(c)
4.63%, 11/15/28		608	592,108
7.63%, 07/01/29		1,411	1,481,721
Darling Global Finance BV, 3.63%, 05/15/26(h)	EUR	120	132,950
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(c)	USD	474	478,510
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		103	109,269
9.63%, 09/15/32		135	139,744
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		90	93,592
Lamb Weston Holdings, Inc.(b)(c)
4.88%, 05/15/28		257	255,336
4.13%, 01/31/30		312	292,644
4.38%, 01/31/32		448	415,555
Performance Food Group, Inc.(b)
4.25%, 08/01/29(c)		306	290,989
6.13%, 09/15/32		551	563,042
Post Holdings, Inc.(b)
4.63%, 04/15/30(c)		118	112,909
4.50%, 09/15/31		32	29,895
6.25%, 02/15/32(c)		272	280,081
6.38%, 03/01/33		253	257,128
10/15/34(e)		208	209,311
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	122,391
U.S. Foods, Inc.(b)
6.88%, 09/15/28		142	148,003
4.75%, 02/15/29		335	326,603
4.63%, 06/01/30		39	37,678
7.25%, 01/15/32(c)		234	247,653
United Natural Foods, Inc., 6.75%, 10/15/28(b)		89	84,883
			7,422,352
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		72	75,609
Security		Par (000)	Value
Ground Transportation — 0.5%
Brightline East LLC, 11.00%, 01/31/30(b)(c)	USD	220	$ 187,010
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)(c)		432	444,247
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(c)		1,264	1,280,181
Union Pacific Corp., 3.20%, 05/20/41(c)		600	486,128
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		135	140,707
			2,538,273
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25(h)	EUR	100	110,363
4.63%, 07/15/28(b)(c)	USD	675	659,740
3.88%, 11/01/29(b)		209	197,749
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(c)		1,333	1,409,647
Medline Borrower LP(b)(c)
3.88%, 04/01/29		688	651,374
5.25%, 10/01/29		1,503	1,474,718
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)(c)		585	602,744
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		199	220,259
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		196	203,548
Teleflex, Inc., 4.25%, 06/01/28(b)(c)		331	320,578
			5,850,720
Health Care Providers & Services — 3.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(c)		345	337,391
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27(c)		627	623,895
3.13%, 02/15/29(c)		389	382,115
3.50%, 04/01/30		154	151,483
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		42	38,718
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(c)		1,028	1,011,622
6.00%, 01/15/29(c)		631	612,569
5.25%, 05/15/30(c)		863	794,224
4.75%, 02/15/31(c)		329	289,206
10.88%, 01/15/32		695	765,880
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)(c)		380	399,575
DaVita, Inc., 6.88%, 09/01/32(b)		186	192,148
Elevance Health, Inc., 3.65%, 12/01/27(c)		1,000	985,997
Encompass Health Corp.(c)
4.75%, 02/01/30		299	292,249
4.63%, 04/01/31		237	226,939
Ephios Subco 3 SARL, 7.88%, 01/31/31(h)	EUR	100	120,008
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(c)	USD	152	152,998
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		135	136,124
HCA, Inc.
5.45%, 09/15/34		85	87,460
5.50%, 06/15/47(c)		650	646,034
HealthEquity, Inc., 4.50%, 10/01/29(b)(c)		782	755,754
IQVIA, Inc.(b)
5.00%, 10/15/26(c)		263	262,276
5.00%, 05/15/27(c)		200	198,782
6.50%, 05/15/30		211	220,146
LifePoint Health, Inc.(b)(c)
9.88%, 08/15/30		333	366,634
11.00%, 10/15/30		791	892,553
10.00%, 06/01/32		272	299,028
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		46	44,720
3.88%, 11/15/30		80	74,314
3.88%, 05/15/32(c)		141	128,948

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Star Parent, Inc., 9.00%, 10/01/30(b)(c)	USD	1,146	$ 1,230,322
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(c)		726	757,779
Tenet Healthcare Corp.(c)
6.13%, 06/15/30		250	254,086
6.75%, 05/15/31		896	933,964
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(c)		252	261,011
UnitedHealth Group, Inc., 3.75%, 07/15/25(c)		1,470	1,465,720
			16,392,672
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(c)		450	359,119
Healthpeak OP LLC, 2.88%, 01/15/31(c)		1,000	910,977
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	339	409,207
5.25%, 08/01/26	USD	20	19,043
5.00%, 10/15/27		44	39,471
4.63%, 08/01/29(c)		185	148,802
3.50%, 03/15/31(c)		959	700,340
Ventas Realty LP, 4.13%, 01/15/26(c)		650	646,865
			3,233,824
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts LP, 5.50%, 04/15/35(c)		226	229,276
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		224	232,843
Pebblebrook Hotel LP/PEB Finance Corp., 10/15/29(b)(e)		123	123,814
Pebblebrook Hotel Trust, 1.75%, 12/15/26(l)		14	12,838
RHP Hotel Properties LP/RHP Finance Corp.(c)
4.75%, 10/15/27		679	670,716
7.25%, 07/15/28(b)		327	342,166
4.50%, 02/15/29(b)		302	292,210
6.50%, 04/01/32(b)		883	912,515
Service Properties Trust(c)
8.63%, 11/15/31(b)		1,418	1,542,017
8.88%, 06/15/32		496	473,788
			4,832,183
Hotels, Restaurants & Leisure — 4.0%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		197	199,847
Acushnet Co., 7.38%, 10/15/28(b)		34	35,841
Boyd Gaming Corp., 4.75%, 12/01/27		62	61,298
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)(c)
3.88%, 01/15/28		208	199,873
4.38%, 01/15/28		134	130,183
4.00%, 10/15/30		451	415,885
Carnival Corp.(b)
7.63%, 03/01/26(c)		152	153,407
5.75%, 03/01/27(c)		859	869,954
4.00%, 08/01/28(c)		357	343,677
6.00%, 05/01/29(c)		936	948,355
7.00%, 08/15/29		114	121,125
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(c)		2,754	2,971,754
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(c)
4.63%, 01/15/29		622	593,903
6.75%, 01/15/30		136	126,706
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)(c)		111	105,211
4.88%, 01/15/30(c)		537	529,877
4.00%, 05/01/31(b)(c)		189	176,726
3.63%, 02/15/32(b)		52	46,978
6.13%, 04/01/32(b)(c)		226	232,705
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (continued)
5.88%, 03/15/33(b)	USD	680	$ 692,887
Life Time, Inc.(b)
5.75%, 01/15/26(c)		340	340,322
8.00%, 04/15/26		257	259,393
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)(c)		119	124,513
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(c)		220	221,497
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)		269	261,650
Melco Resorts Finance Ltd.(c)
4.88%, 06/06/25(b)		400	395,875
5.38%, 12/04/29(h)		250	234,688
7.63%, 04/17/32(b)		261	268,732
MGM China Holdings Ltd.
5.88%, 05/15/26(h)		250	249,453
4.75%, 02/01/27(b)(c)		200	194,625
MGM Resorts International, 6.13%, 09/15/29(c)		476	481,925
NCL Corp. Ltd.(b)
5.88%, 03/15/26(c)		380	380,023
8.38%, 02/01/28(c)		170	178,525
8.13%, 01/15/29		121	129,373
7.75%, 02/15/29		77	82,513
6.25%, 03/01/30		313	312,652
NCL Finance Ltd., 6.13%, 03/15/28(b)(c)		261	266,220
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		141	152,679
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		72	71,188
5.38%, 07/15/27(c)		134	135,201
5.50%, 04/01/28(c)		118	119,496
5.63%, 09/30/31		1,206	1,221,829
6.25%, 03/15/32(c)		150	155,601
6.00%, 02/01/33(c)		928	951,371
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(c)		618	607,880
11.25%, 12/15/27		26	26,979
Station Casinos LLC(b)
4.63%, 12/01/31(c)		277	256,866
6.63%, 03/15/32		193	197,293
TUI AG, 5.88%, 03/15/29(h)	EUR	100	115,977
Viking Cruises Ltd.(b)
5.88%, 09/15/27(c)	USD	236	235,835
7.00%, 02/15/29		51	51,644
9.13%, 07/15/31(c)		812	887,962
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	161,466
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		158	152,409
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		2	2,002
Wynn Macau Ltd.
5.50%, 01/15/26(c)(h)		347	344,506
5.50%, 01/15/26(b)		200	198,563
5.63%, 08/26/28(b)(c)		800	777,040
5.13%, 12/15/29(b)(c)		410	384,888
Yum! Brands, Inc., 4.75%, 01/15/30(b)		167	165,034
			20,711,880
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	95,994
4.63%, 04/01/30		145	138,923
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		88	91,312
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	199,349
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) (continued)
4.88%, 02/15/30(c)	USD	364	$ 342,667
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)(c)		193	192,937
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(e)		387	387,368
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		115	121,526
Empire Communities Corp., 9.75%, 05/01/29(b)		78	83,280
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		344	382,621
LGI Homes, Inc., 8.75%, 12/15/28(b)		89	95,312
Mattamy Group Corp., 4.63%, 03/01/30(b)(c)		199	190,523
Meritage Homes Corp., 1.75%, 05/15/28(b)(l)		26	29,601
New Home Co., Inc., 9.25%, 10/01/29(b)		224	236,017
Scotts Miracle-Gro Co.
4.50%, 10/15/29		104	100,006
4.38%, 02/01/32		41	37,995
STL Holding Co. LLC, 8.75%, 02/15/29(b)		120	127,657
SWF Holdings I Corp., 6.50%, 10/01/29(b)		250	158,762
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(b)		54	53,651
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		204	190,249
3.88%, 10/15/31		48	42,786
			3,298,536
Household Products — 0.1%
Berkline Benchcraft LLC, 4.50%, 05/03/12(a)(d)(f)(j)		200	—
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,862
4.13%, 10/15/30(c)		194	180,352
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		59	59,221
Spectrum Brands, Inc.(b)
3.38%, 06/01/29(l)		190	196,696
3.88%, 03/15/31		15	13,133
			464,264
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(h)		200	199,313
NextEra Energy Partners LP(b)(l)
0.00%, 11/15/25(m)		907	847,138
2.50%, 06/15/26		199	187,051
			1,233,502
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		80	79,786
Insurance — 4.9%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		269	276,827
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27(c)		1,272	1,217,703
6.75%, 10/15/27(c)		2,204	2,195,735
6.75%, 04/15/28(c)		282	286,566
5.88%, 11/01/29(c)		878	843,110
7.00%, 01/15/31(c)		912	937,165
7.38%, 10/01/32		938	950,994
AmWINS Group, Inc.(b)
6.38%, 02/15/29		138	141,367
4.88%, 06/30/29(c)		197	188,902
Ardonagh Finco Ltd.
6.88%, 02/15/31(h)	EUR	200	225,691
7.75%, 02/15/31(b)(c)	USD	695	718,438
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(c)		621	641,809
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 7.50%, 02/15/32(b)	USD	382	$ 392,602
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		78	82,072
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)(c)
7.25%, 02/15/31		1,910	1,981,940
8.13%, 02/15/32		748	768,922
HUB International Ltd.(b)(c)
7.25%, 06/15/30		3,661	3,814,324
7.38%, 01/31/32		4,403	4,546,572
Jones Deslauriers Insurance Management, Inc.(b)(c)
8.50%, 03/15/30		747	799,219
10.50%, 12/15/30		468	508,941
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(c)		3,020	3,167,705
Ryan Specialty LLC(b)
4.38%, 02/01/30		125	120,462
5.88%, 08/01/32		203	206,382
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(h)	EUR	100	113,624
USI, Inc./New York, 7.50%, 01/15/32(b)(c)	USD	465	481,716
			25,608,788
Interactive Media & Services(h) — 0.0%
iliad SA
5.38%, 06/14/27	EUR	100	115,519
5.63%, 02/15/30		100	117,582
			233,101
Internet Software & Services — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28(c)	USD	403	369,098
9.00%, 08/01/29		200	201,000
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		200	190,375
5.63%, 09/15/28(c)		400	375,671
Match Group Holdings II LLC(b)
4.63%, 06/01/28		157	152,648
5.63%, 02/15/29		177	177,042
4.13%, 08/01/30		198	185,479
3.63%, 10/01/31(c)		153	137,012
Uber Technologies, Inc.
0.00%, 12/15/25(l)(m)		156	171,990
6.25%, 01/15/28(b)		118	119,255
Series 2028, 0.88%, 12/01/28(b)(l)		595	744,940
			2,824,510
IT Services(b) — 0.4%
Amentum Escrow Corp., 7.25%, 08/01/32		276	288,043
CA Magnum Holdings, 5.38%, 10/31/26(c)		382	376,610
Insight Enterprises, Inc., 6.63%, 05/15/32		159	165,962
KBR, Inc., 4.75%, 09/30/28		235	224,687
McAfee Corp., 7.38%, 02/15/30(c)		664	647,637
Science Applications International Corp., 4.88%, 04/01/28(c)		289	282,997
			1,985,936
Machinery — 1.5%
ATS Corp., 4.13%, 12/15/28(b)		108	101,687
Chart Industries, Inc.(b)
7.50%, 01/01/30(c)		736	775,690
9.50%, 01/01/31		79	86,104
Esab Corp., 6.25%, 04/15/29(b)(c)		266	273,197

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	USD	145	$ 116,143
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(c)		880	918,290
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(a)(h)	EUR	100	112,578
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	137	140,425
Terex Corp.(b)
5.00%, 05/15/29(c)		333	325,026
10/15/32(e)		231	231,000
TK Elevator Holdco GmbH
6.63%, 07/15/28(h)	EUR	129	142,904
7.63%, 07/15/28(b)(c)	USD	822	827,244
TK Elevator Midco GmbH, 4.38%, 07/15/27(h)	EUR	311	343,302
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(c)	USD	2,233	2,208,899
Vertiv Group Corp., 4.13%, 11/15/28(b)(c)		992	958,761
			7,561,250
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		100	102,933
Media — 3.8%
Cable One, Inc.
0.00%, 03/15/26(l)(m)		88	80,520
1.13%, 03/15/28(c)(l)		684	550,367
4.00%, 11/15/30(b)		23	18,334
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27(c)		565	556,082
5.38%, 06/01/29		57	54,930
6.38%, 09/01/29(c)		1,563	1,564,852
4.75%, 03/01/30(c)		104	95,663
4.25%, 02/01/31(c)		475	418,821
7.38%, 03/01/31(c)		1,567	1,604,411
4.25%, 01/15/34(c)		346	283,810
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
4.91%, 07/23/25		559	558,086
5.38%, 05/01/47		425	356,842
CSC Holdings LLC(b)
5.50%, 04/15/27		200	175,890
5.38%, 02/01/28		400	336,947
11.25%, 05/15/28		600	579,190
11.75%, 01/31/29(c)		1,200	1,159,909
3.38%, 02/15/31		200	141,810
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(c)		853	837,503
Discovery Communications LLC, 3.45%, 03/15/25(c)		170	168,524
DISH DBS Corp.(b)
5.25%, 12/01/26		1,090	1,007,294
5.75%, 12/01/28		482	421,133
DISH Network Corp., 11.75%, 11/15/27(b)		916	961,370
GCI LLC, 4.75%, 10/15/28(b)		107	102,752
Gray Television, Inc., 10.50%, 07/15/29(b)(c)		764	797,970
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(c)		560	512,416
Midcontinent Communications, 8.00%, 08/15/32(b)		388	394,913
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		644	549,413
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26(c)		535	516,895
5.00%, 08/01/27(c)		982	966,068
4.00%, 07/15/28		97	91,514
Security		Par (000)	Value
Media (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(c)	USD	449	$ 424,835
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(h)(i)	EUR	105	92,044
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	195,500
Univision Communications, Inc.(b)(c)
6.63%, 06/01/27		562	562,688
8.00%, 08/15/28		640	654,378
07/31/31(e)		398	398,889
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(c)		754	726,677
VZ Secured Financing BV, 3.50%, 01/15/32(h)	EUR	100	102,602
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	225	207,402
Ziggo BV, 4.88%, 01/15/30(b)(c)		200	190,044
			19,419,288
Metals & Mining — 2.3%
Advanced Drainage Systems, Inc.(b)(c)
5.00%, 09/30/27		255	251,995
6.38%, 06/15/30		412	420,847
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		186	199,593
11.50%, 10/01/31(c)		923	1,043,192
ATI, Inc.
5.88%, 12/01/27(c)		127	126,833
4.88%, 10/01/29		101	97,619
7.25%, 08/15/30(c)		535	569,688
5.13%, 10/01/31(c)		273	265,197
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(c)		1,154	1,169,127
Carpenter Technology Corp., 7.63%, 03/15/30		367	384,276
Constellium SE(b)(c)
5.63%, 06/15/28		500	498,926
3.75%, 04/15/29		1,006	939,463
6.38%, 08/15/32		317	325,345
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)(c)		450	477,000
Kaiser Aluminum Corp.(b)(c)
4.63%, 03/01/28		243	235,016
4.50%, 06/01/31		914	836,229
New Gold, Inc., 7.50%, 07/15/27(b)(c)		631	643,469
Novelis Corp.(b)(c)
3.25%, 11/15/26		868	837,596
4.75%, 01/30/30		988	957,872
3.88%, 08/15/31		1,030	941,587
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(h)	EUR	200	212,558
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	122	117,044
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(h)(i)		28	26,077
Vallourec SACA, 7.50%, 04/15/32(b)(c)		317	336,265
Vedanta Resources Finance II PLC, 13.88%, 01/21/27(h)		94	94,028
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		10	8,624
			12,015,466
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27		170	165,822
4.75%, 06/15/29		67	65,437
7.00%, 07/15/31		225	238,552
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.
7.25%, 04/01/29	USD	171	$ 179,304
04/15/30(e)		90	90,036
			739,151
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP/Aethon United Finance Corp.(b)
8.25%, 02/15/26(c)		588	594,948
10/01/29(e)		393	398,207
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		59	59,091
5.38%, 06/15/29(c)		206	203,834
6.63%, 02/01/32(c)		332	343,615
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27(c)		210	251,044
8.25%, 12/31/28(c)		700	717,132
5.88%, 06/30/29		35	34,576
Baytex Energy Corp., 8.50%, 04/30/30(b)		77	79,804
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		224	232,867
7.25%, 07/15/32		180	188,892
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)(c)		259	267,257
Buckeye Partners LP
4.13%, 03/01/25(b)(c)		176	174,538
6.88%, 07/01/29(b)		97	99,383
5.85%, 11/15/43		145	129,641
5.60%, 10/15/44		86	73,601
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		41	41,210
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		778	809,549
Civitas Resources, Inc.(b)(c)
8.38%, 07/01/28		430	446,972
8.63%, 11/01/30		257	272,286
8.75%, 07/01/31		628	664,762
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	89,766
Comstock Resources, Inc.(b)
6.75%, 03/01/29(c)		460	449,099
6.75%, 03/01/29		137	133,333
5.88%, 01/15/30(c)		769	719,082
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(c)		1,617	1,585,995
Crescent Energy Finance LLC(b)(c)
7.63%, 04/01/32		458	458,145
7.38%, 01/15/33		654	643,682
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		221	230,914
DT Midstream, Inc.(b)(c)
4.13%, 06/15/29		328	313,746
4.38%, 06/15/31		418	395,680
Ecopetrol SA, 8.88%, 01/13/33		122	130,686
eG Global Finance PLC, 12.00%, 11/30/28(b)(c)		298	332,586
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84(a)		194	216,989
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		227	238,744
Energy Transfer LP(c)
3.90%, 07/15/26		235	232,787
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		573	616,530
Series H, (5-year CMT + 5.69%), 6.50%(a)(k)		4,409	4,398,452
EQM Midstream Partners LP(b)
6.00%, 07/01/25		94	94,132
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP(b) (continued)
4.50%, 01/15/29	USD	21	$ 20,544
6.38%, 04/01/29(c)		343	354,153
7.50%, 06/01/30		84	92,252
4.75%, 01/15/31(c)		506	489,964
Genesis Energy LP/Genesis Energy Finance Corp.(c)
7.75%, 02/01/28		182	184,282
8.25%, 01/15/29		327	338,595
8.88%, 04/15/30		213	223,911
7.88%, 05/15/32		457	465,293
Gulfport Energy Corp., 6.75%, 09/01/29(b)		189	191,211
Harvest Midstream I LP, 7.50%, 05/15/32(b)		218	229,302
Hess Corp., 4.30%, 04/01/27		50	49,988
Hess Midstream Operations LP, 6.50%, 06/01/29(b)(c)		257	266,007
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	144,709
5.75%, 02/01/29		212	206,243
6.00%, 04/15/30		21	20,469
8.38%, 11/01/33(c)		772	832,292
6.88%, 05/15/34(c)		338	336,745
Howard Midstream Energy Partners LLC(b)(c)
8.88%, 07/15/28		263	278,939
7.38%, 07/15/32		261	270,318
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(h)		200	198,563
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,284	1,134,022
ITT Holdings LLC, 6.50%, 08/01/29(b)(c)		343	324,942
Kinetik Holdings LP(b)
6.63%, 12/15/28		58	60,195
5.88%, 06/15/30		53	53,361
Matador Resources Co.(b)(c)
6.88%, 04/15/28		276	280,717
6.50%, 04/15/32		303	302,567
Medco Bell Pte. Ltd., 6.38%, 01/30/27(h)		250	249,353
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		185	182,675
MPLX LP, 4.25%, 12/01/27(c)		185	184,313
Murphy Oil Corp., 5.88%, 12/01/42		29	26,380
Nabors Industries Ltd., 7.50%, 01/15/28(b)(c)		234	219,246
Nabors Industries, Inc.(b)
7.38%, 05/15/27		117	117,261
9.13%, 01/31/30(c)		151	155,726
8.88%, 08/15/31		59	56,125
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(c)
8.13%, 02/15/29		512	524,978
8.38%, 02/15/32		1,127	1,161,435
Noble Finance II LLC, 8.00%, 04/15/30(b)(c)		611	630,426
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)(c)		1,139	1,147,262
3.63%, 04/15/29(l)		152	173,508
8.75%, 06/15/31(b)(c)		314	327,192
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		172	177,524
NuStar Logistics LP, 6.00%, 06/01/26		163	163,969
Parkland Corp., 6.63%, 08/15/32(b)		259	262,932
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		222	228,684
Permian Resources Operating LLC(b)(c)
8.00%, 04/15/27		272	280,054
5.88%, 07/01/29		411	410,614
9.88%, 07/15/31		309	344,841
7.00%, 01/15/32		329	342,269

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC(b)(c) (continued)
6.25%, 02/01/33	USD	562	$ 571,068
Petroleos Mexicanos
4.25%, 01/15/25		37	36,735
6.50%, 03/13/27		85	83,258
8.75%, 06/02/29		130	131,599
5.95%, 01/28/31(c)		158	136,338
6.70%, 02/16/32		48	42,919
10.00%, 02/07/33		28	29,621
Prairie Acquiror LP, 9.00%, 08/01/29(b)		192	198,237
Precision Drilling Corp., 6.88%, 01/15/29(b)		12	11,975
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	48,776
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		200	208,778
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(c)		389	406,934
SM Energy Co.
6.75%, 09/15/26(c)		202	201,898
6.50%, 07/15/28		38	37,958
7.00%, 08/01/32(b)		129	129,499
Southwestern Energy Co.
5.70%, 01/23/25		18	17,985
5.38%, 02/01/29(c)		252	251,151
4.75%, 02/01/32		5	4,783
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		139	145,390
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		124	124,620
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		148	143,290
7.38%, 02/15/29(c)		523	528,897
6.00%, 12/31/30		3	2,850
6.00%, 09/01/31		131	124,067
Talos Production, Inc.(b)
9.00%, 02/01/29		166	170,924
9.38%, 02/01/31		154	158,329
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)(c)		331	314,489
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(c)		280	276,238
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		117	119,771
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(c)		146	150,382
Transocean, Inc.(b)
8.00%, 02/01/27(c)		339	338,795
8.25%, 05/15/29		652	646,346
8.75%, 02/15/30(c)		846	881,806
8.50%, 05/15/31		806	800,881
Valaris Ltd., 8.38%, 04/30/30(b)(c)		882	908,464
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29(c)		802	757,915
4.13%, 08/15/31		9	8,368
3.88%, 11/01/33(c)		636	570,405
Venture Global LNG, Inc.(b)(c)
9.50%, 02/01/29		2,255	2,540,268
7.00%, 01/15/30		743	759,061
8.38%, 06/01/31		1,435	1,515,254
9.88%, 02/01/32		1,765	1,961,254
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159	158,934
Vital Energy, Inc.(c)
9.75%, 10/15/30		327	349,409
7.88%, 04/15/32(b)		641	620,943
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		201	197,795
			49,904,565
Security		Par (000)	Value
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26(b)(c)	USD	464	$ 451,837
American Airlines, Inc., 8.50%, 05/15/29(b)(c)		478	507,165
Finnair OYJ, 4.75%, 05/24/29(h)	EUR	100	111,673
United Airlines, Inc.(b)(c)
4.38%, 04/15/26	USD	454	446,713
4.63%, 04/15/29		771	744,831
			2,262,219
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)(c)		170	176,636
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		326	328,517
			505,153
Pharmaceuticals — 1.4%
1375209 BC Ltd., 9.00%, 01/30/28(b)		271	268,592
AbbVie, Inc., 4.25%, 11/14/28(c)		1,000	1,010,871
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		330	298,046
5.75%, 08/15/27		45	38,234
11.00%, 09/30/28		874	815,005
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(h)	EUR	100	108,960
CVS Health Corp., 3.75%, 04/01/30(c)	USD	1,000	958,265
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(c)		310	332,175
Grifols SA, 2.25%, 11/15/27(h)	EUR	163	174,055
Jazz Securities DAC, 4.38%, 01/15/29(b)(c)	USD	200	193,423
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(h)	EUR	100	116,046
Option Care Health, Inc., 4.38%, 10/31/29(b)(c)	USD	245	232,778
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(c)
4.13%, 04/30/28		628	603,877
7.88%, 05/15/34		200	211,890
Rossini SARL, (3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)(h)	EUR	100	112,264
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	124,951
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(c)	USD	570	546,664
4.75%, 05/09/27(c)		400	393,750
7.88%, 09/15/29		200	220,750
8.13%, 09/15/31(c)		200	229,437
			6,990,033
Real Estate Management & Development — 0.4%
Adler Financing SARL(i)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29	EUR	25	28,899
Series 1L, (12.50% PIK), 12.50%, 12/31/28		39	45,193
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	236	219,104
Series AI, 7.00%, 04/15/30(c)		271	251,932
CoreLogic, Inc., 4.50%, 05/01/28(b)(c)		1,313	1,239,206
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		181	197,613
Fantasia Holdings Group Co. Ltd.(f)(h)(j)
11.75%, 04/17/22		400	6,000
11.88%, 06/01/23		200	2,750
9.25%, 07/28/23		200	3,000
9.88%, 10/19/23		200	2,750
Howard Hughes Corp.(b)
4.13%, 02/01/29		149	138,966
4.38%, 02/01/31		100	91,664
			2,227,077
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	140	$ 136,249
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG, Series SEP, 10.50%, 03/30/29(h)	EUR	100	115,184
Broadcom, Inc., 4.11%, 09/15/28(c)	USD	1,594	1,589,840
Entegris, Inc., 4.75%, 04/15/29(b)(c)		1,057	1,041,621
MKS Instruments, Inc., 1.25%, 06/01/30(b)(l)		400	398,600
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	32,522
ON Semiconductor Corp., 0.50%, 03/01/29(l)		169	170,859
QUALCOMM, Inc., 1.65%, 05/20/32(c)		1,779	1,478,383
Synaptics, Inc., 4.00%, 06/15/29(b)		113	107,040
			4,934,049
Software — 5.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(c)		444	443,878
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(c)		2,759	2,650,255
Camelot Finance SA, 4.50%, 11/01/26(b)(c)		562	553,824
Capstone Borrower, Inc., 8.00%, 06/15/30(b)(c)		488	517,064
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(c)		637	662,534
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(c)		672	687,193
Clarivate Science Holdings Corp.(b)(c)
3.88%, 07/01/28		929	891,537
4.88%, 07/01/29		1,155	1,110,925
Cloud Software Group, Inc.(b)(c)
6.50%, 03/31/29		3,034	3,018,728
9.00%, 09/30/29		2,651	2,697,685
8.25%, 06/30/32		2,457	2,568,299
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(c)		654	651,227
Elastic NV, 4.13%, 07/15/29(b)(c)		376	351,283
Fair Isaac Corp., 4.00%, 06/15/28(b)(c)		450	435,413
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)(c)		200	184,307
7.88%, 05/01/29(h)	EUR	100	113,244
8.75%, 05/01/29(b)(c)	USD	217	221,812
Oracle Corp., 3.60%, 04/01/50(c)		785	597,622
Snowflake, Inc.(b)(l)(m)
0.00%, 10/01/27		386	400,282
0.00%, 10/01/29		386	396,615
SS&C Technologies, Inc.(b)(c)
5.50%, 09/30/27		1,256	1,255,456
6.50%, 06/01/32		708	731,934
Twilio, Inc.
3.63%, 03/15/29		142	132,122
3.88%, 03/15/31(c)		319	294,702
UKG, Inc., 6.88%, 02/01/31(b)(c)		3,669	3,791,181
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		442	414,657
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(c)		388	358,657
			26,132,436
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29(h)	EUR	100	114,415
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(a)(h)		100	112,373
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(b)(c)	USD	123	125,191
Security		Par (000)	Value
Specialty Retail (continued)
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)(c)	USD	587	$ 579,466
Staples, Inc., 10.75%, 09/01/29(b)		220	213,466
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	84,843
			1,229,754
Technology Hardware, Storage & Peripherals(c) — 0.3%
NCR Atleos Corp., 9.50%, 04/01/29(b)		250	275,217
Seagate HDD Cayman
8.25%, 12/15/29		449	487,415
8.50%, 07/15/31		557	607,849
			1,370,481
Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		25	23,635
Hanesbrands, Inc.
4.88%, 05/15/26(c)		176	174,457
9.00%, 02/15/31		15	16,191
Kontoor Brands, Inc., 4.13%, 11/15/29		46	43,421
Levi Strauss & Co., 3.50%, 03/01/31		16	14,502
S&S Holdings LLC, 10/01/31(e)		82	82,563
			354,769
Trading Companies & Distributors(b) — 0.3%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(c)		414	415,336
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		174	173,220
Gates Corp., 6.88%, 07/01/29(c)		297	307,649
Resideo Funding, Inc.
4.00%, 09/01/29		59	55,575
6.50%, 07/15/32(c)		404	414,711
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(f)(j)		662	271,420
			1,637,911
Transportation Infrastructure — 0.1%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(h)		200	191,812
GN Bondco LLC, 9.50%, 10/15/31(b)(c)		189	198,940
Mobico Group PLC, 2.38%, 11/20/28(h)	GBP	100	120,491
			511,243
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(c)	USD	900	904,386
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f)(i)(j)		157	25,891
Total Corporate Bonds — 81.2% (Cost: $414,808,601)			420,711,979
Fixed Rate Loan Interests
Advertising Agencies — 0.1%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.53%, 04/01/27		525	521,063
Commercial Services & Supplies — 0.1%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26(i)		422	430,656

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	595	$ 597,231
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,530,745)			1,548,950
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		347	345,860
Aerospace & Defense — 1.9%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(p)		1,166	1,161,628
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 09/03/30		558	557,037
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		598	598,181
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		658	629,121
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		2,109	2,108,903
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		503	504,469
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 09/14/29		117	117,623
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		814	813,583
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.10%, 02/28/31		1,963	1,955,159
2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32		492	489,948
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30		853	852,811
			9,788,463
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30		159	158,679
Automobile Components — 0.4%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/06/30		1,715	1,713,164
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.23%, 11/17/28		574	544,376
			2,257,540
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.90%), 8.50%, 02/08/28		95	84,559
Beverages — 0.4%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30		911	552,463
Security		Par (000)	Value
Beverages (continued)
Naked Juice LLC (continued)
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.95%, 01/24/29	USD	1,453	$ 1,185,394
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.12%, 03/31/28		507	506,583
			2,244,440
Broadline Retail — 0.2%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		1,129	1,130,433
Building Materials — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.12%, 05/17/28		516	429,952
AZEK Group LLC, 2024 Term Loan B, 09/19/31(d)(p)		462	462,000
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		335	334,356
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.20%, 11/03/28		1,562	1,552,947
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.45%, 04/12/28		75	73,013
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 11/23/27		528	520,112
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 10/02/28		418	414,350
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		732	730,038
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30		1,020	1,017,472
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.85%, 03/08/29		387	373,201
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		584	575,816
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 12/14/27		257	257,781
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.10%, 03/19/29		311	310,973
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/02/29(d)		277	278,617
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.92%, 09/22/28		439	439,899
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.05%, 01/12/29		371	372,306
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		1,538	1,520,052
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.96%, 10/04/28		389	391,019
			10,053,904
Building Products — 0.8%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/19/28		863	862,577
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.20%, 01/29/31		1,247	1,212,226
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31	USD	288	$ 287,640
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		1,730	1,716,513
			4,078,956
Capital Markets — 1.1%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/09/30		333	325,643
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 08/02/28		1,603	1,599,643
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27		2,240	2,192,043
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28		792	772,200
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		184	184,206
Jane Street Group LLC, 2024 Term Loan B, 01/26/28(p)		153	152,826
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		647	646,618
			5,873,179
Chemicals — 2.6%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.45%, 09/30/28		328	327,687
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.95%, 11/24/27		330	327,674
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 9.10%, 08/27/26		233	215,682
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29		720	721,473
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		600	599,376
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 11/01/30		1,140	1,140,555
Discovery Purchaser Corp., Term Loan, 10/04/29(p)		150	149,022
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31		657	651,968
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/18/30		1,008	1,007,759
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 02/15/30		315	315,069
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		673	628,470
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 02/18/30		296	295,395
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/15/28		959	956,321
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		1,283	1,285,402
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.62%, 12/29/27		161	139,981
Security		Par (000)	Value
Chemicals (continued)
Nouryon USA LLC, 2024 USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.63%, 04/03/28	USD	667	$ 666,789
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31		846	845,343
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 12/31/26		819	692,798
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.92%, 12/31/26		102	105,485
Paint Intermediate III LLC, 2024 Term Loan B, 09/11/31(p)		277	276,308
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27		327	326,296
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.45%, 08/02/30		861	859,815
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 09/22/28		807	808,483
			13,343,151
Commercial Services & Supplies — 5.7%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.83%, 08/16/29		1,016	1,020,095
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 02/04/28		1,055	1,055,107
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		2,407	2,382,953
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/03/29		545	544,406
Aramark Services, Inc., 2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 04/06/28		383	383,378
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.71%, 08/06/27		474	471,978
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.25% PIK), 8.45%, 03/03/25(i)		644	639,959
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.51%), 7.62%, 11/13/25		176	175,550
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.77%, 10/30/26		568	567,552
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29		217	217,159
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.19%), 7.32%, 04/13/28		1,307	1,306,208
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		2,159	2,158,093
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.21%, 11/24/28		850	849,324
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/31/31		1,647	1,644,011
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		1,633	1,567,680

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 09/29/28	USD	456	$ 455,782
Covanta Holding Corp., Incremental TLB, , 11/30/28(p)		117	117,615
Creative Artists Agency LLC, 2024 Term Loan B, (Prime + 2.25%), 10.25%, 11/27/28		1,569	1,566,901
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29		963	964,078
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(d)		32	31,920
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		312	311,220
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29		332	277,469
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		407	406,278
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.88%, 06/30/28		430	383,594
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 8.46%, 06/30/28		83	74,016
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30		675	676,696
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.21%, 08/11/28		110	110,374
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 05/04/28		1,309	1,306,952
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(p)		890	879,988
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.45%, 10/13/30		446	445,112
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/14/30		47	46,219
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.61%), 10.06%, 01/15/27		1,190	1,173,770
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30		794	797,792
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/01/28		1,057	1,055,766
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 06/24/31		739	737,540
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.85%, 11/02/27		599	577,667
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31		502	498,520
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.10%, 07/30/28(d)		521	520,252
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28	USD	446	$ 316,952
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		1,048	1,046,218
			29,762,144
Construction & Engineering — 1.2%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 6.72%, 04/18/31		638	642,658
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 09/22/28		639	638,224
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		354	354,244
Arcosa, Inc., Term Loan B, 08/12/31(d)(p)		275	274,038
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		2,139	2,076,973
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		748	745,777
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 07/01/31		1,053	1,049,438
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.45%, 12/16/27		252	252,633
			6,033,985
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 04/14/31		399	398,995
Consumer Finance — 0.6%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		866	861,514
Edelman Financial Engines Center LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 04/07/28		494	493,013
Focus Financial Partners, LLC(p)
2024 Delayed Draw Term Loan, 09/11/31		154	152,910
2024 Term Loan B8, 09/11/31		715	712,455
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/17/28		1,149	1,135,963
			3,355,855
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31		398	398,665
Containers & Packaging — 0.8%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/01/27		1,873	1,872,827
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28		723	705,565
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		650	650,435
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 07/31/26	USD	255	$ 255,232
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		622	622,758
			4,106,817
Diversified REITs — 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/25/31		806	806,643
Diversified Telecommunication Services — 1.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3- mo. LIBOR US at 0.00% Floor + 2.75%), 8.31%, 01/31/26		515	499,719
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28		1,173	876,454
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 10/24/30		831	831,562
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/27/29		484	453,268
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.71%, 04/30/28		364	341,720
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.10%, 09/20/30		371	364,112
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		366	372,776
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		368	374,222
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/29		410	359,193
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/30		420	362,686
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28		48	45,740
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.21%, 09/01/28		380	332,534
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.73%, 05/30/30		299	271,484
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 03/02/29		610	557,292
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.46%, 01/31/29		607	580,025
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		2,557	2,331,386
			8,954,173
Electric Utilities — 0.7%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 07/31/30		931	924,480
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31		327	326,157
Security		Par (000)	Value
Electric Utilities (continued)
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.31%, 12/15/27	USD	611	$ 610,833
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 05/22/31		153	153,918
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31		695	695,031
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.96%, 01/21/28		424	425,632
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 12/20/30(p)		222	222,086
			3,358,137
Electronic Equipment, Instruments & Components — 0.5%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 06/20/31(d)		229	229,138
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 07/02/29		979	977,770
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR + 2.86%), 7.71%, 07/31/28		104	104,124
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		1,459	1,461,332
			2,772,364
Entertainment — 3.3%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		716	681,515
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31		1,423	1,421,071
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/30		558	557,970
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.95%, 03/17/28(d)		747	744,870
Delta 2 Lux SARL(p)
2024 Term Loan B1, 09/10/31		896	895,983
2024 Term Loan B2, 09/10/31		449	448,530
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		380	380,640
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30		1,361	1,360,537
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 04/14/29		662	661,253
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.20%, 03/24/25		315	313,182
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.81%, 10/19/26		1,699	1,695,508
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		723	694,570
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		368	365,700
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 7.71%, 05/03/29		1,157	1,157,055
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.71%, 03/13/28		881	873,737

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29	USD	301	$ 299,016
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 08/25/28		240	239,187
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31		243	242,721
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26		786	785,888
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 05/18/25		1,692	1,691,852
WMG Acquisition Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/24/31		1,622	1,619,343
			17,130,128
Environmental, Maintenance & Security Service — 1.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.60%, 10/24/30		358	358,299
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.71%, 10/09/28		656	657,402
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 11/30/28		475	474,849
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28		37	36,481
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/21/28		1,574	1,573,839
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		387	386,447
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.46%, 10/17/30		350	350,102
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		1,808	1,805,297
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.20%, 03/09/28		487	252,845
			5,895,561
Financial Services — 0.3%
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.70%, 10/22/27		318	319,259
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26		1,022	1,023,643
FinCo I LLC, 2024 Term Loan B, 06/27/29(p)		76	75,956
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 11/05/28		296	296,818
			1,715,676
Food Products — 1.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.71%, 10/01/25		523	505,782
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 06/22/30		966	967,619
Security		Par (000)	Value
Food Products (continued)
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.21%, 10/25/27	USD	2,203	$ 2,207,247
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		546	547,103
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.20%, 01/29/27		1,957	1,951,426
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 9.01%, 05/23/25		231	171,964
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		582	580,856
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 09/13/26		577	576,368
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 11/22/28		276	276,660
2024 1st Lien Term Loan B, 09/26/31(d)(p)		650	653,250
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28		1,119	1,118,773
			9,557,048
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		1,333	1,329,667
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 13.13%, 08/20/29(d)		238	178,630
			1,508,297
Health Care Equipment & Supplies — 1.5%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.95%, 11/08/27		719	722,351
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		455	454,548
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		1,299	1,293,244
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27		663	658,769
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28		2,558	2,557,184
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		911	909,697
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		1,187	1,182,549
			7,778,342
Health Care Providers & Services — 1.7%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.03%, 02/22/28		1,019	1,017,628
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 07/28/31(d)		206	205,485
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.96%, 11/01/28		1,061	1,061,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.71%), 9.99%, 11/30/28	USD	1,029	$ 730,475
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.03%, 08/31/28		299	299,798
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%), 12.13%, 11/30/28(d)(f)(j)		13	2,243
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30		56	56,228
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		262	263,159
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		65	65,566
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31		648	650,351
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.85%, 11/01/28		481	362,947
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29		247	160,550
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		1,430	1,429,917
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.70%, 11/18/27		617	613,609
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		669	649,584
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		640	640,316
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 01/08/27		487	486,710
			8,696,179
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 05/18/30		248	248,198
Hotels, Restaurants & Leisure — 3.0%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		1,143	1,130,022
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.86%), 8.71%, 02/02/26		1,030	1,001,636
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.35%, 05/31/30		608	608,958
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 08/08/27		352	352,386
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		1,217	1,209,012
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.95%, 12/01/28(d)		279	269,325
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29	USD	2,531	$ 2,522,546
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.61%, 11/30/29		1,310	1,309,478
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.60%, 11/08/30		1,350	1,349,593
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 7.70%, 12/15/27		955	953,471
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/05/29		222	220,411
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		237	221,095
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		373	347,154
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.95%, 06/30/28		185	175,288
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 03/14/31		1,406	1,399,158
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 08/03/28		1,662	1,658,687
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 05/24/30		685	684,145
			15,412,365
Household Durables — 1.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 07/31/28		899	897,390
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		1,384	1,370,353
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		1,302	1,070,025
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 10/30/27		1,802	1,694,081
			5,031,849
Household Products — 0.0%
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 6.70%, 02/04/27		114	114,178
Industrial Conglomerates — 0.0%
Stitch Aquisition Corporation, 2024 Term Loan, 0.00%, 07/28/28		275	67,106
Insurance — 4.2%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.96%, 09/19/31		3,319	3,297,444
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.21%, 02/19/28		1,472	1,468,587
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + %), 9.00%, 02/28/28		1,341	1,340,302

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31	USD	2,593	$ 2,589,816
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 4.36%), 9.21%, 12/23/26		690	689,508
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/31/28		364	340,275
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/20/29		538	496,138
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.20%, 08/19/28		665	654,185
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 05/26/31(d)		362	362,346
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.23%, 06/20/30		2,140	2,137,010
Hyperion Refinance SARL, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/15/31		729	729,415
Jones Deslauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.35%, 03/15/30		584	583,481
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 09/15/31		728	726,384
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31		2,095	2,090,560
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		1,678	1,673,805
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		431	437,465
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 11/22/29		1,520	1,514,649
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30		533	530,780
			21,662,150
Interactive Media & Services — 0.3%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		271	265,852
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		955	948,767
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.04%, 07/20/28		133	132,376
			1,346,995
Internet Software & Services — 1.6%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		312	302,356
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.60%, 09/12/29		1,536	1,530,798
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/09/29		541	540,414
Security		Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC (continued)
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.60%, 05/30/31	USD	1,160	$ 1,157,050
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28		219	219,235
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		2,398	2,396,335
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		2,169	2,162,437
			8,308,625
IT Services — 1.2%
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 12.13%, 07/27/28		222	209,571
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.38%, 07/27/28		289	198,286
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.37%, 07/27/28		87	88,550
2024 Third Out Term Loan, 0.00%, 07/27/28(f)(j)		537	157,050
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		1,776	1,767,650
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		453	424,067
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		1,352	1,297,949
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 08/31/28		1,845	1,845,725
			5,988,848
Machinery — 1.6%
Arcline FM Holdings, LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		1,127	1,128,643
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 03/15/30(d)		63	63,164
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.10%, 05/14/28(d)		125	125,191
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29		209	209,054
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.95%, 07/03/31		155	155,581
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(p)		204	203,745
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		1,002	1,002,306
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		2,016	2,003,984
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		2,067	2,070,327
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/02/27		1,247	1,247,025
			8,209,020
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media — 1.3%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.35%, 06/30/28	USD	517	$ 514,886
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30		641	635,026
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.46%, 09/01/28		510	501,087
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		1,131	1,032,143
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27		487	486,663
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		175	167,322
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.62%, 08/19/26(i)		1,043	997,452
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		1,594	1,363,589
Sinclair Television Group, Inc., 2022 Term Loan B4, (1- mo. CME Term SOFR + 3.85%), 8.70%, 04/21/29		278	201,815
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 8.14%, 01/31/29		341	339,385
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 04/30/28		510	497,658
			6,737,026
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/13/29		122	122,162
Oil, Gas & Consumable Fuels — 1.1%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.36%), 9.19%, 03/31/26(d)		115	114,511
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		1,507	1,492,760
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30		137	136,659
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		101	100,771
Medallion Midland Acquisition LP, 2023 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.31%, 10/18/28		1,052	1,052,469
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28		946	852,960
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		340	338,019
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		90	89,888
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.23%, 10/05/28		1,460	1,460,086
			5,638,123
Security		Par (000)	Value
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.70%, 09/07/27	USD	1,007	$ 1,006,837
Passenger Airlines — 1.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		1,127	1,157,313
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31		514	515,058
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.45%, 01/29/27		1,555	1,547,241
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29		344	341,114
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.96%, 02/15/28		657	654,952
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29		321	313,877
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31		736	736,383
			5,265,938
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		656	663,423
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		515	493,760
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.05%, 08/01/27		753	750,908
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		967	917,876
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 05/05/28		1,676	1,673,710
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 10/27/28		656	658,075
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		483	480,843
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.20%, 04/20/29		333	331,772
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.85%, 08/01/31		663	663,331
			6,633,698
Professional Services — 0.2%
Corpay Technologies Operating Co. LLC, Term Loan B5, 04/28/28(p)		1,251	1,248,623
Real Estate Management & Development — 0.4%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		1,390	1,374,291
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.71%, 08/21/25		12	11,643

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30	USD	299	$ 299,002
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 01/31/30(d)		271	270,512
			1,955,448
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29		437	437,885
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.17%, 08/17/29		912	910,900
Synaptics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.53%, 12/02/28		248	247,513
			1,596,298
Software — 7.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31		1,827	1,827,137
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 6.95%, 05/24/29		46	45,614
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		94	93,367
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		1,712	1,699,602
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		343	342,143
BCPE Pequod Buyer, Inc., USD Term Loan B, 09/19/31(p)		625	622,006
Boxer Parent Co., Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		345	344,079
Capstone Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 06/17/30		324	324,185
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.21%, 09/21/28		1,255	1,254,172
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		1,851	1,829,660
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		599	600,246
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		3,485	3,468,191
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		457	428,058
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		1,201	1,166,216
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.45%, 05/01/31		1,408	1,406,230
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 02/26/31		1,330	1,326,161
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.92%, 06/26/31(d)		421	404,160
Security		Par (000)	Value
Software (continued)
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.61%, 01/18/29	USD	4,098	$ 4,093,222
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.46%, 02/04/28		111	110,783
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		1,504	1,507,157
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		283	283,480
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 12/01/27		1,362	1,363,670
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		632	631,907
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 07/18/30		550	547,181
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 10/27/28		1,394	1,392,116
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		1,199	1,180,320
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 06/17/32		286	280,758
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		444	424,113
Planview Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27		146	145,635
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(d)		400	399,490
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		2,553	2,507,722
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		579	578,508
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		467	465,937
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28		1,451	1,407,263
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 04/23/29		420	402,268
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27		638	637,992
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/09/31		1,116	1,115,935
Thunder Generation Funding LLC, Term Loan B, 09/27/31(d)(p)		191	191,478
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31		1,854	1,854,473
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25	USD	565	$ 528,333
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		1,336	1,335,750
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29		258	258,110
			40,824,828
Specialty Retail — 0.3%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.85%, 04/23/31		265	265,161
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		463	458,341
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.20%, 10/20/28		299	289,332
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 10/20/28		309	296,728
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.22%, 06/29/28		199	162,820
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 8.62%, 12/21/27		156	103,790
			1,576,172
Technology Hardware, Storage & Peripherals — 0.4%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		1,956	1,506,840
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		398	306,528
			1,813,368
Textiles, Apparel & Luxury Goods — 0.3%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 12/21/28		764	764,128
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.21%, 11/24/28		333	330,924
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 03/08/30		230	229,889
			1,324,941
Trading Companies & Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/31/31		852	852,421
Core & Main LP
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 02/09/31		378	378,100
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.86%, 07/27/28		1,778	1,774,072
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 07/02/31		745	745,918
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.10%, 06/04/31		720	721,146
Security		Par (000)	Value
Trading Companies & Distributors (continued)
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27	USD	660	$ 602,901
TMK Hawk Parent Corp.(d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		23	15,182
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.17%, 06/30/29		745	484,053
			5,573,793
Transportation Infrastructure — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.97%, 04/06/28		269	268,690
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 11.20%, 12/15/26		621	618,099
			886,789
Total Floating Rate Loan Interests — 59.9% (Cost: $312,604,183)			310,181,551
Foreign Agency Obligations
Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(h)		200	209,500
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(h)		24	24,030
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(c)		200	182,300
Colombia — 0.1%
Colombia Government International Bond, 8.00%, 04/20/33(c)		200	214,666
Dominican Republic — 0.1%
Dominican Republic International Bond(b)
4.50%, 01/30/30		200	191,312
7.05%, 02/03/31		150	161,631
4.88%, 09/23/32		150	142,969
			495,912
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	144,876
Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41(b)		200	165,188
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(h)	EUR	39	46,670
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(c)(h)	USD	200	200,000
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	185,188

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)	USD	200	$ 193,750
Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(c)(h)		308	324,651
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		62	62,448
2.50%, 02/08/30(h)	EUR	138	138,468
2.12%, 07/16/31(h)		156	145,760
			346,676
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.00%, 10/12/46	USD	230	177,387
Total Foreign Agency Obligations — 0.6% (Cost: $2,817,564)			2,910,794
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		970	545,021
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,756	752,566
Series 2007-19, Class 1A1, 6.00%, 08/25/37		540	263,685
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		71	69,363
Series 2006-17, Class A2, 6.00%, 12/25/36		612	260,350
Series 2007-HY5, Class 3A1, 5.69%, 09/25/37(a)		206	184,293
COLT Mortgage Loan Trust(b)
Series 2022-7, Class A1, 5.16%, 04/25/67		1,834	1,827,311
Series 2022-9, Class A1, 6.79%, 12/25/67		229	231,153
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		189	158,455
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,343	1,329,769
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 5.35%, 10/25/35(a)		301	163,598
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		342	336,732
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,235	1,191,133
Series 2022-7, Class A1, 5.15%, 07/25/67		1,504	1,498,067
Series 2022-INV2, Class A1, 6.79%, 10/25/67		358	361,091
			9,172,587
Commercial Mortgage-Backed Securities(b) — 1.7%
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 7.69%, 03/15/41(a)		400	398,250
BX Commercial Mortgage Trust(a)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.13%, 12/15/38		992	984,291
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 5.90%, 10/15/38		314	311,486
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 7.04%, 02/15/39		452	448,759
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 7.29%, 02/15/39		97	97,171
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 5.95%, 01/15/39	USD	1,200	$ 1,190,250
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 7.74%, 02/15/41		240	236,175
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 7.04%, 04/15/41		791	788,787
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 8.14%, 03/15/41		170	170,319
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)		250	207,563
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 8.14%, 08/15/41(a)		660	660,000
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)		220	225,364
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 7.47%, 06/15/39(a)		800	798,500
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		800	815,529
OBX Trust
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		83	83,186
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		936	951,502
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57		532	516,045
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	255,896
			9,139,073
Total Non-Agency Mortgage-Backed Securities — 3.5% (Cost: $19,142,791)			18,311,660

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(q)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(q)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 5.1%(a)
Banks — 3.5%
AIB Group PLC, 5.25%(h)(k)	EUR	200	222,768
Barclays PLC(k)
4.38%(c)	USD	2,455	2,197,375
8.00%		210	221,149
9.63%		805	906,361
BNP Paribas SA, 4.63%(b)(c)(k)		981	854,300
Citigroup, Inc., Series AA, 7.63%(c)(k)		326	348,290
HSBC Holdings PLC(c)(k)
6.00%		415	416,842
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
HSBC Holdings PLC(c)(k) (continued)
6.38%	USD	500	$ 500,604
ING Groep NV, 3.88%(c)(k)		1,750	1,577,628
JPMorgan Chase & Co.
Series II, 4.00%(c)(k)		4,000	3,946,868
Series U, 6.45%, 01/15/87		325	300,800
Krung Thai Bank PCL/Cayman Islands, 4.40%(h)(k)		202	197,834
Lloyds Banking Group PLC(k)
6.75%		450	452,777
7.50%(c)		1,250	1,261,429
NatWest Group PLC(k)
8.13%		735	801,835
6.00%(c)		1,185	1,184,386
Nordea Bank Abp, 3.75%(b)(c)(k)		560	500,321
PNC Financial Services Group, Inc.(c)(k)
Series V, 6.20%		290	295,219
Series W, 6.25%		789	801,223
Rizal Commercial Banking Corp., 6.50%(h)(k)		200	199,188
Wells Fargo & Co., 7.63%(c)(k)		439	478,086
Woori Bank, 4.25%(h)(k)		250	249,375
			17,914,658
Capital Markets(b)(k) — 0.2%
UBS Group AG
Series NC10, 9.25%		640	754,774
Series NC5, 9.25%		460	508,576
			1,263,350
Diversified Telecommunication Services(h) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	144,148
Telefonica Europe BV, 6.14%(k)	EUR	200	237,774
			381,922
Electric Utilities — 1.3%
Edison International, Series B, 5.00%(k)	USD	258	252,089
EDP SA, 5.94%, 04/23/83(h)	EUR	100	117,229
Electricite de France SA, 3.00%(h)(k)		200	212,389
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(c)	USD	3,750	3,719,513
NRG Energy, Inc., 10.25%(b)(c)(k)		475	535,783
PG&E Corp., 7.38%, 03/15/55		1,553	1,628,900
			6,465,903
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)(k)		209	213,348
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(h)(k)	EUR	100	109,924
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(h)		100	108,732
			26,457,837

	Shares
Preferred Stocks — 0.3%
Capital Markets(a)(k) — 0.3%
Morgan Stanley
Series F, 6.88%	55,000	1,394,800
Series K, 5.85%	5,195	129,407
		1,524,207
Security	Shares	Value
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 15.25%, 07/21/30(d)(f)	107	$ 79,973
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $137,755)(f)(g)	140,661	1,379
		1,605,559
Total Preferred Securities — 5.4% (Cost: $28,007,917)		28,063,396

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class X1, 1.13%, 12/25/24(a)	USD	27,669	7,368
Mortgage-Backed Securities(r) — 3.6%
Uniform Mortgage-Backed Securities
3.50%, 10/15/54		9,000	8,380,507
5.00%, 10/15/54 - 11/14/54		5,300	5,296,762
5.50%, 10/15/54		4,600	4,653,266
			18,330,535
Total U.S. Government Sponsored Agency Securities — 3.6% (Cost: $18,437,528)			18,337,903
U.S. Treasury Obligations
U.S. Treasury Notes, 4.88%, 05/31/26(c)		57,000	58,046,485
Total U.S. Treasury Obligations — 11.2% (Cost: $57,119,274)			58,046,485

	Shares
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(f)	1,315	—
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(f)	345	5,786
Total Warrants — 0.0% (Cost: $ — )		5,786
Total Long-Term Investments — 172.1% (Cost: $888,157,429)		891,082,249

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(s)(t)	784,209	$ 784,209
Total Short-Term Securities — 0.1% (Cost: $784,209)		784,209
Total Investments Before TBA Sale Commitments — 172.2% (Cost: $888,941,638)		891,866,458

Par (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Securities, 5.00%, 10/15/54(r)	USD	(1,800)	(1,798,805)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(1,802,004))			(1,798,805)
Total Investments, Net of TBA Sale Commitments — 171.9% (Cost: $887,139,634)			890,067,653
Liabilities in Excess of Other Assets — (71.9)%			(372,153,107)
Net Assets — 100.0%			$ 517,914,546

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	When-issued security.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $319,817, representing 0.1% of its net assets as of period end, and an original cost of $556,739.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Rounds to less than 1,000.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	Affiliate of the Fund.
(t)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,762,133	$ —	$ (4,977,924)(a)	$ —	$ —	$ 784,209	784,209	$ 116,912	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	5.00%(b)	12/08/23	Open	$ 903,750	$ 944,469	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	12/08/23	Open	803,750	839,963	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	02/08/24	Open	1,210,729	1,253,785	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	110,113	112,483	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	206,669	211,118	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	174,930	178,696	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	05/13/24	Open	174,825	178,589	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	05/23/24	Open	176,500	180,018	Corporate Bonds	Open/Demand
BNP Paribas SA	5.02 (b)	05/30/24	Open	174,750	178,070	Corporate Bonds	Open/Demand
BNP Paribas SA	5.02 (b)	05/30/24	Open	174,350	177,663	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.95%(b)	05/31/24	Open	$ 446,081	$ 454,381	Corporate Bonds	Open/Demand
BNP Paribas SA	4.97 (b)	05/31/24	Open	775,715	790,202	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14 (b)	05/31/24	Open	205,943	209,908	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	05/31/24	Open	495,360	504,357	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	05/31/24	Open	367,737	374,605	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	06/03/24	Open	314,862	320,798	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	06/03/24	Open	373,926	380,976	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.03 (b)	06/04/24	Open	624,680	636,090	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	06/06/24	Open	147,938	150,580	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	06/06/24	Open	124,140	126,418	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	06/06/24	Open	161,922	164,893	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	06/07/24	Open	144,638	147,245	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	06/07/24	Open	1,435,365	1,460,089	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	481,950	490,360	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	122,101	124,232	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.13 (b)	06/07/24	Open	790,969	805,307	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/07/24	Open	456,960	465,273	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/07/24	Open	463,410	471,840	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/07/24	Open	601,816	612,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/07/24	Open	1,847,305	1,880,911	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	06/07/24	Open	337,579	343,731	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/10/24	Open	388,036	394,913	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.03 (b)	06/11/24	Open	225,600	229,478	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/11/24	Open	297,660	302,888	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	277,860	282,500	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	06/14/24	Open	138,883	141,261	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	06/18/24	Open	933,750	948,716	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	06/18/24	Open	438,750	445,782	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.03 (b)	06/21/24	Open	57,356,250	58,236,482	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	06/25/24	Open	72,150	73,229	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	06/25/24	Open	617,310	626,796	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	06/25/24	Open	552,094	560,593	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	06/25/24	Open	662,865	673,105	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	06/26/24	Open	140,800	142,942	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.19 (b)	06/28/24	Open	378,789	384,471	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	06/28/24	Open	304,188	308,727	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	07/01/24	Open	197,199	200,018	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/01/24	Open	331,764	336,549	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/01/24	Open	113,794	115,444	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/10/24	Open	114,488	115,935	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/12/24	Open	2,726,000	2,760,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	07/15/24	Open	105,280	106,567	Corporate Bonds	Open/Demand
BNP Paribas SA	4.92 (b)	07/16/24	Open	260,563	263,580	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/16/24	Open	603,705	610,786	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/16/24	Open	136,400	138,000	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/16/24	Open	239,940	242,841	Corporate Bonds	Open/Demand
BNP Paribas SA	4.82 (b)	07/17/24	Open	944,725	955,183	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90 (b)	07/17/24	Open	1,407,206	1,423,018	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90 (b)	07/17/24	Open	551,897	558,099	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	629,437	636,575	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	237,850	240,552	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	316,281	319,875	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	197,708	199,954	Corporate Bonds	Open/Demand
BNP Paribas SA	4.98 (b)	07/17/24	Open	462,491	467,765	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	748,650	757,202	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	285,074	288,330	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	380,835	385,185	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	459,877	465,131	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	1,041,602	1,053,501	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	07/17/24	Open	98,383	99,506	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	07/17/24	Open	1,269,000	1,283,523	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	07/17/24	Open	427,900	432,727	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.01%(b)	07/17/24	Open	$ 270,788	$ 273,892	Capital Trusts	Open/Demand
BNP Paribas SA	5.04 (b)	07/17/24	Open	163,750	165,638	Corporate Bonds	Open/Demand
BNP Paribas SA	5.04 (b)	07/17/24	Open	111,720	113,008	Corporate Bonds	Open/Demand
BNP Paribas SA	5.04 (b)	07/17/24	Open	206,770	209,154	Corporate Bonds	Open/Demand
BNP Paribas SA	5.06 (b)	07/17/24	Open	533,800	539,976	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10 (b)	07/17/24	Open	420,369	425,008	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	285,825	289,185	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	468,085	473,415	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	155,925	157,707	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	515,142	521,008	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	103,840	105,061	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	92,088	93,149	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	310,923	314,578	Capital Trusts	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	171,046	173,001	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	91,298	92,341	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	280,988	284,291	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	215,573	218,032	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	07/17/24	Open	165,865	167,778	Corporate Bonds	Open/Demand
BNP Paribas SA	5.18 (b)	07/17/24	Open	383,525	388,058	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20 (b)	07/17/24	Open	1,214,062	1,228,463	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/18/24	Open	685,327	693,399	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/18/24	Open	335,085	339,032	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	378,090	382,171	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	250,190	252,891	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/22/24	Open	235,858	238,488	Corporate Bonds	Open/Demand
BNP Paribas SA	4.80 (b)	07/26/24	Open	245,480	247,898	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	688,125	694,727	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	172,744	174,401	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	306,908	309,852	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	487,576	492,254	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	480,281	484,889	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	104,788	105,793	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	07/29/24	Open	265,275	267,825	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	07/29/24	Open	358,605	362,052	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	07/29/24	Open	1,144,500	1,155,500	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.01 (b)	07/29/24	Open	261,800	264,321	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.01 (b)	07/29/24	Open	307,875	310,839	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.13 (b)	07/29/24	Open	400,775	404,718	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	722,714	729,850	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	485,810	490,607	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	515,160	520,246	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	550,734	556,172	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	663,300	669,849	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	240,923	243,301	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	326,315	329,537	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	313,920	317,020	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	372,400	376,077	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	101,936	102,943	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	267,270	269,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	380,357	384,113	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	360,899	364,462	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	290,450	293,318	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	209,100	211,165	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	330,138	333,397	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	144,585	146,013	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	295,845	298,766	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	469,090	473,722	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	233,325	235,629	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	296,731	299,660	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	267,060	269,696	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	310,910	313,980	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	368,010	371,644	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.15%(b)	07/29/24	Open	$ 303,169	$ 306,162	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	214,926	217,048	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	359,595	363,145	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/29/24	Open	245,600	248,025	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	3,316,000	3,348,799	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	285,578	288,402	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	325,553	328,773	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	392,625	396,508	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	369,595	373,251	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	207,425	209,477	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	145,089	146,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	877,108	885,783	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	408,780	412,823	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	243,798	246,209	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	216,646	218,789	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	367,864	371,503	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/29/24	Open	261,675	264,263	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	272,300	275,003	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	159,863	161,449	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	265,095	267,726	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	206,486	208,536	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	260,440	263,025	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	311,950	315,046	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	281,906	284,704	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	293,324	296,236	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	232,155	234,459	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	364,385	368,002	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	07/29/24	Open	289,433	292,305	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.20 (b)	07/29/24	Open	538,840	544,207	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	07/30/24	Open	327,750	330,929	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	07/30/24	Open	185,460	187,054	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	101,475	102,403	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	262,409	264,809	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	259,653	262,028	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	168,066	169,604	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	186,347	188,061	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	258,773	261,153	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	123,434	124,569	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	203,120	204,989	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.90 (b)	07/30/24	Open	1,304,080	1,316,190	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	07/30/24	Open	1,139,000	1,149,616	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	338,800	341,987	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	105,230	106,220	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	128,975	130,188	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	589,844	595,392	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	89,830	90,690	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	269,490	272,030	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	435,262	439,364	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	275,828	278,427	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	157,675	159,161	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	168,053	169,636	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	118,793	119,912	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	180,250	181,949	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	126,990	128,187	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	343,980	347,222	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	252,904	255,287	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	501,812	506,542	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	92,668	93,541	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	192,500	194,314	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.00 (b)	07/30/24	Open	163,051	164,593	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.07 (b)	07/30/24	Open	176,715	178,408	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.07 (b)	07/30/24	Open	1,363,159	1,376,216	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	5.12%(b)	07/30/24	Open	$ 269,131	$ 271,732	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.13 (b)	07/30/24	Open	388,125	391,883	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	07/30/24	Open	112,545	113,639	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	07/30/24	Open	287,254	290,045	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	07/30/24	Open	177,300	179,023	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	275,138	277,820	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	272,340	274,996	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	441,821	446,129	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	527,556	532,700	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	307,193	310,188	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	734,409	741,570	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	07/30/24	Open	241,336	243,690	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.19 (b)	07/30/24	Open	309,693	312,723	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	07/31/24	Open	459,375	463,839	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/31/24	Open	279,375	282,094	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	07/31/24	Open	281,036	283,772	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/01/24	Open	250,079	252,474	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/01/24	Open	481,160	485,768	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/01/24	Open	248,063	250,438	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/01/24	Open	260,380	262,874	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/01/24	Open	244,471	246,812	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/01/24	Open	231,360	233,576	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	419,430	422,915	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	311,933	314,573	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	228,390	230,323	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	204,956	206,723	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	465,206	469,216	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	435,337	439,090	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	313,381	316,082	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	332,175	335,038	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	515,950	520,397	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	848,524	855,838	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/05/24	Open	690,077	696,026	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	08/05/24	Open	974,297	981,862	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	277,550	279,921	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	405,094	408,554	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	369,819	372,978	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	825,750	832,803	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.00 (b)	08/05/24	Open	159,800	161,165	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.03 (b)	08/05/24	Open	331,875	334,725	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.03 (b)	08/05/24	Open	217,669	219,538	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.03 (b)	08/05/24	Open	606,125	611,331	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.03 (b)	08/05/24	Open	356,260	359,320	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.13 (b)	08/05/24	Open	421,800	425,488	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.13 (b)	08/05/24	Open	652,860	658,569	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.13 (b)	08/05/24	Open	246,000	248,151	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	394,375	397,836	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	99,975	100,852	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	442,575	446,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	199,818	201,571	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	223,750	225,713	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	271,156	273,535	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	362,970	366,155	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	392,107	395,548	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	201,250	203,016	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	147,110	148,401	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	81,200	81,913	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	420,700	424,392	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	313,000	315,747	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	1,052,191	1,061,424	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	252,388	254,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/05/24	Open	223,221	225,180	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.20%(b)	08/06/24	Open	$ 182,525	$ 184,141	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00 (b)	08/06/24	Open	111,505	112,457	Corporate Bonds	Open/Demand
BNP Paribas SA	4.94 (b)	08/07/24	Open	195,383	197,004	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	1,117,500	1,126,857	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	635,441	640,762	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	123,895	124,914	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	114,141	115,080	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	1,095,385	1,104,390	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	445,072	448,731	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	115,856	116,809	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/07/24	Open	219,555	221,360	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14 (b)	08/07/24	Open	293,081	295,603	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	08/07/24	Open	533,800	538,272	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.75 (b)	08/07/24	Open	532,840	537,107	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/07/24	Open	739,822	745,859	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/07/24	Open	594,634	599,758	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/07/24	Open	784,989	791,754	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	08/07/24	Open	1,864,160	1,880,282	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/07/24	Open	657,707	663,375	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/07/24	Open	653,650	659,283	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/07/24	Open	691,919	697,892	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	08/07/24	Open	452,869	456,792	Corporate Bonds	Open/Demand
BNP Paribas SA	4.85 (b)	08/08/24	Open	1,406,382	1,417,649	Corporate Bonds	Open/Demand
BNP Paribas SA	4.94 (b)	08/08/24	Open	2,245,084	2,263,372	Corporate Bonds	Open/Demand
BNP Paribas SA	5.13 (b)	08/08/24	Open	1,350,041	1,361,424	Corporate Bonds	Open/Demand
BNP Paribas SA	5.13 (b)	08/08/24	Open	1,714,251	1,728,704	Corporate Bonds	Open/Demand
BNP Paribas SA	5.13 (b)	08/08/24	Open	2,747,115	2,770,041	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15 (b)	08/08/24	Open	2,962,887	2,987,957	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/08/24	Open	2,282,245	2,301,555	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/08/24	Open	1,635,000	1,648,834	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/08/24	Open	388,424	391,710	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/08/24	Open	396,540	399,895	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/08/24	Open	300,516	303,059	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	08/08/24	Open	671,887	677,593	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	08/08/24	Open	1,869,206	1,885,078	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.20 (b)	08/08/24	Open	902,212	909,914	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/08/24	Open	794,804	801,529	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/08/24	Open	1,811,331	1,826,657	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/08/24	Open	1,485,938	1,498,511	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/08/24	Open	4,166,339	4,201,591	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	166,398	167,738	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	251,370	253,394	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	108,580	109,454	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/09/24	Open	179,760	181,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/12/24	Open	558,217	562,590	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	08/12/24	Open	854,700	861,431	Corporate Bonds	Open/Demand
BNP Paribas SA	4.80 (b)	08/13/24	Open	595,987	600,279	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/13/24	Open	408,915	412,054	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/13/24	Open	1,656,900	1,669,619	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/13/24	Open	861,499	868,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/13/24	Open	352,872	355,586	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/13/24	Open	243,275	245,146	Corporate Bonds	Open/Demand
BNP Paribas SA	4.92 (b)	08/14/24	Open	108,641	109,425	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/14/24	Open	657,187	661,989	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/15/24	Open	804,634	810,390	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/15/24	Open	1,211,040	1,219,703	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	08/15/24	Open	763,455	768,976	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.19 (b)	08/15/24	Open	623,350	627,972	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.19 (b)	08/15/24	Open	440,434	443,699	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.19 (b)	08/15/24	Open	728,156	733,555	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.14 (b)	08/15/24	Open	1,408,134	1,418,483	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.14 (b)	08/15/24	Open	936,682	943,567	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.15%(b)	08/15/24	Open	$ 974,430	$ 981,604	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/15/24	Open	1,359,851	1,369,863	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	08/15/24	Open	815,107	821,108	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/15/24	Open	475,589	479,096	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.18 (b)	08/15/24	Open	1,056,562	1,064,383	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	131,580	132,362	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	163,085	164,054	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	213,570	214,840	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/23/24	Open	178,819	179,882	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/23/24	Open	136,328	137,162	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00 (b)	08/27/24	Open	687,500	691,062	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02 (b)	08/27/24	Open	188,700	189,681	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02 (b)	08/27/24	Open	338,937	340,700	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.05 (b)	08/27/24	Open	555,187	558,090	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.07 (b)	08/27/24	Open	322,904	324,598	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09 (b)	08/27/24	Open	315,500	317,161	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09 (b)	08/27/24	Open	298,700	300,273	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.09 (b)	08/27/24	Open	304,850	306,455	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.11 (b)	08/27/24	Open	939,332	944,296	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	08/28/24	Open	316,801	318,487	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	08/30/24	Open	499,226	501,727	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	08/30/24	Open	563,348	566,175	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/04/24	Open	1,892,157	1,900,149	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/05/24	Open	129,979	130,492	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/05/24	Open	220,955	221,828	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	09/05/24	Open	1,980,607	1,988,691	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/05/24	Open	259,144	260,198	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/06/24	Open	739,780	742,590	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	09/10/24	Open	250,896	251,696	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	09/10/24	Open	252,191	253,020	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/11/24	Open	151,189	151,647	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.05 (b)	09/12/24	Open	286,150	286,984	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/12/24	Open	2,963,375	2,972,170	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.15 (b)	09/13/24	Open	126,827	127,183	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/13/24	Open	286,898	287,704	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/13/24	Open	864,120	866,549	Corporate Bonds	Open/Demand
BNP Paribas SA	4.94 (b)	09/16/24	Open	3,735,000	3,743,414	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/16/24	Open	817,637	819,493	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/16/24	Open	365,531	366,360	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	09/16/24	Open	2,135,125	2,139,971	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	09/16/24	Open	686,000	687,605	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.15 (b)	09/16/24	Open	894,812	896,907	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15 (b)	09/16/24	Open	700,290	701,929	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	09/16/24	Open	404,685	405,634	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.16 (b)	09/16/24	Open	622,117	623,576	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.10	09/19/24	10/03/24	164,403	164,659	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.00	09/19/24	10/10/24	660,486	661,495	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.00	09/19/24	10/10/24	331,041	331,547	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.05	09/19/24	10/10/24	188,049	188,339	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.05	09/19/24	10/10/24	197,743	198,049	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.10	09/19/24	10/10/24	278,503	278,937	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.14	09/19/24	10/10/24	358,843	359,406	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.15	09/19/24	10/10/24	290,711	291,169	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.15%(b)	09/19/24	Open	$ 797,090	$ 798,580	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.80	09/20/24	10/03/24	507,031	507,775	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85	09/20/24	10/03/24	233,063	233,408	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	09/20/24	10/03/24	246,531	246,900	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	177,290	177,558	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	393,307	393,902	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	280,545	280,969	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	102,206	102,361	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	329,488	329,991	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	516,530	517,319	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	308,769	309,240	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	234,406	234,764	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	321,668	322,160	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	134,725	134,931	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	175,193	175,460	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	146,624	146,848	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	194,843	195,140	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	09/20/24	10/03/24	145,764	145,987	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/20/24	10/10/24	154,744	154,933	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	925,470	926,785	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	488,865	489,560	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.70	09/20/24	10/10/24	181,200	181,460	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	276,760	277,162	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	73,190	73,296	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	256,525	256,901	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	467,115	467,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	238,950	239,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	631,250	632,185	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	578,220	579,077	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	262,378	262,766	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	217,980	218,303	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	537,919	538,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	511,462	512,220	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	141,370	141,582	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	176,320	176,584	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	177,625	177,891	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	223,924	224,259	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	234,750	235,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	566,370	567,218	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	718,770	719,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	2,332,387	2,335,880	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	270,102	270,507	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	261,313	261,704	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	273,488	273,897	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	374,368	374,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	367,500	368,050	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	355,810	356,343	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	102,850	103,004	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	502,875	503,628	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	160,233	160,475	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	184,968	185,247	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	212,135	212,456	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	218,515	218,845	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	614,047	614,976	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	117,938	118,116	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	286,476	286,909	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	796,775	797,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,171,636	1,173,408	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,047,865	1,049,450	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,156,719	1,158,468	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	760,720	761,871	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,152,731	1,154,475	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.95%	09/20/24	10/10/24	$ 293,020	$ 293,463	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	317,140	317,620	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	348,862	349,390	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	288,420	288,856	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	392,971	393,566	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	404,415	405,027	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	386,537	387,122	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	438,782	439,446	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	116,250	116,426	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	116,910	117,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	151,753	151,984	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	156,303	156,541	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	181,178	181,454	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	189,338	189,627	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	220,703	221,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	583,615	584,507	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	582,714	583,604	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	1,005,000	1,006,535	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	126,280	126,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	1,173,112	1,174,905	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	1,182,257	1,184,064	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	269,118	269,529	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	267,713	268,121	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	259,524	259,921	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	300,598	301,057	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	298,900	299,357	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	325,500	325,997	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	423,750	424,397	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	472,959	473,681	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	99,160	99,311	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	102,210	102,367	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	110,985	111,155	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	472,601	473,323	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	498,800	499,562	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/20/24	10/10/24	539,120	539,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05	09/20/24	10/10/24	211,515	211,842	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05	09/20/24	10/10/24	1,060,180	1,061,816	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05	09/20/24	10/10/24	912,450	913,858	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05	09/20/24	10/10/24	629,687	630,659	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.09	09/20/24	10/10/24	339,880	340,409	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	194,494	194,797	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	200,069	200,381	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	579,420	580,323	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	555,175	556,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	633,360	634,347	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	115,563	115,743	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	494,146	494,916	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	965,550	967,055	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	933,330	934,784	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	773,800	775,006	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	921,250	922,686	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	259,965	260,370	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	247,481	247,867	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	285,300	285,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	300,510	300,978	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	333,407	333,927	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	300,960	301,429	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	346,150	346,689	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,250,651	1,252,600	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	1,863,855	1,866,759	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	2,017,474	2,020,618	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	2,910,495	2,915,031	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.10%	09/20/24	10/10/24	$ 359,980	$ 360,541	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	341,635	342,167	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	385,575	386,176	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	460,156	460,873	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	449,820	450,521	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	80,860	80,986	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	488,762	489,524	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	488,870	489,632	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	482,877	483,630	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	548,800	549,655	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	535,400	536,234	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10	09/20/24	10/10/24	551,559	552,418	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	947,001	948,489	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	737,685	738,844	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	849,312	850,646	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	312,374	312,864	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	394,619	395,239	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	49,980	49,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.14	09/20/24	10/10/24	714,000	715,121	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	578,680	579,591	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	574,432	575,336	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	717,920	719,050	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	1,397,600	1,399,799	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	800,677	801,937	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	09/20/24	10/10/24	115,470	115,652	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	09/20/24	10/10/24	143,031	143,259	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	09/20/24	10/10/24	150,280	150,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	09/20/24	10/10/24	161,786	162,043	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	09/20/24	10/10/24	105,061	105,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/25/24	10/10/24	728,391	728,998	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.18 (b)	09/25/24	Open	233,100	233,301	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.17 (b)	09/25/24	Open	1,104,056	1,105,008	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.99	09/26/24	10/22/24	910,000	910,631	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.00	09/26/24	10/22/24	842,625	843,210	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.00	09/26/24	10/22/24	477,750	478,082	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.05	09/26/24	10/22/24	450,794	451,111	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.05	09/26/24	10/22/24	475,340	475,673	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.05	09/26/24	10/22/24	2,854,687	2,856,690	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.10	09/26/24	10/22/24	2,394,023	2,395,719	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.50	09/26/24	10/22/24	194,337	194,432	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25	09/26/24	10/22/24	1,460,430	1,461,292	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.70	09/26/24	10/22/24	325,410	325,622	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	270,938	271,124	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	742,272	742,782	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.99	09/26/24	10/22/24	1,107,491	1,108,259	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	157,838	157,948	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	626,940	627,380	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	319,152	319,375	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	373,175	373,437	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	186,725	186,856	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	09/26/24	10/22/24	331,594	331,826	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.10	09/26/24	10/22/24	446,038	446,354	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	594,400	594,825	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	573,282	573,692	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	724,604	725,122	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	394,879	395,162	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	398,392	398,677	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	1,143,450	1,144,268	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	1,131,625	1,132,434	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	420,925	421,226	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	326,274	326,507	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	619,467	619,910	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	5.15%	09/26/24	10/22/24	$ 1,229,692	$ 1,230,572	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	1,057,044	1,057,800	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.15	09/26/24	10/22/24	1,091,122	1,091,122	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.15 (b)	09/26/24	Open	311,535	311,758	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.95 (b)	09/26/24	Open	458,150	458,150	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	09/26/24	Open	374,360	374,602	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.03	09/27/24	10/10/24	218,785	218,785	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	09/30/24	10/10/24	88,301	88,301	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	09/30/24	10/22/24	695,764	695,764	Capital Trusts	Up to 30 Days
Nomura Securities International, Inc.	4.98 (b)	09/30/24	Open	147,820	147,820	Corporate Bonds	Open/Demand
				$ 350,021,948	$ 352,858,622

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	80	12/19/24	$ 9,476	$ 7,196
2-Year U.S. Treasury Note	438	12/31/24	91,224	83,003
				90,199
Short Contracts
10-Year U.S. Treasury Note	337	12/19/24	38,544	(53,483)
U.S. Long Bond	51	12/19/24	6,342	19,036
Ultra U.S. Treasury Bond	17	12/19/24	2,266	1,159
5-Year U.S. Treasury Note	39	12/31/24	4,288	(7,973)
				(41,261)
				$ 48,938
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	45,230	EUR	41,279	Toronto-Dominion Bank	10/17/24	$ (748)
USD	275,622	EUR	251,524	Toronto-Dominion Bank	10/17/24	(4,533)
USD	9,445,392	EUR	8,460,000	UBS AG	12/18/24	(1,255)
USD	122,852	GBP	93,000	Barclays Bank PLC	12/18/24	(1,464)
USD	1,579,880	GBP	1,204,000	UBS AG	12/18/24	(29,536)
						$ (37,536)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	18,410	$ (426,454)	$ (247,782)	$ (178,672)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	9,930	(740,886)	(727,366)	(13,520)
						$ (1,167,340)	$ (975,148)	$ (192,192)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.39%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	08/09/26	JPY	6,178,620	$ 33,063	$ 2,920	$ 30,143
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 538	$ 426	$ 112
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	30	3,243	4,225	(982)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	7	26	(1,072)	1,098
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	4	16	(625)	641
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	12	45	(1,758)	1,803
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	4	14	(523)	537
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	7	27	(1,112)	1,139
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	5	20	(789)	809
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	20	1,602	2,516	(914)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	6	328	196	132
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	8	447	257	190
								$ 6,306	$ 1,741	$ 4,565

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	4,824	$ 90,942	$ (1,429)	$ 92,371
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	12/20/24	USD	1,176	23,428	(348)	23,776
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	1,500	28,051	(1,774)	29,825
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	6,500	(170)	(86,278)	86,108
									$ 142,251	$ (89,829)	$ 232,080
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 31,244,124	$ 915,124	$ 32,159,248
Common Stocks	—	295,668	508,829	804,497
Corporate Bonds
Advertising Agencies	—	6,571,842	—	6,571,842
Aerospace & Defense	—	14,290,780	—	14,290,780
Air Freight & Logistics	—	183,572	—	183,572
Automobile Components	—	4,988,025	—	4,988,025
Automobiles	—	5,095,482	—	5,095,482
Banks	—	4,588,792	—	4,588,792
Beverages	—	787,875	—	787,875
Biotechnology	—	126,910	—	126,910
Broadline Retail	—	627,958	—	627,958
Building Materials	—	8,762,917	—	8,762,917
Building Products	—	3,107,925	—	3,107,925
Capital Markets	—	5,256,535	—	5,256,535
Chemicals	—	9,166,271	—	9,166,271
Commercial Services & Supplies	112,534	28,097,742	—	28,210,276
Construction & Engineering	118,122	2,456,477	—	2,574,599
Consumer Finance	—	3,142,048	—	3,142,048
Consumer Staples Distribution & Retail	—	2,289,583	—	2,289,583
Containers & Packaging	—	11,464,243	—	11,464,243
Diversified REITs	—	4,531,086	—	4,531,086
Diversified Telecommunication Services	—	23,242,786	—	23,242,786
Electric Utilities	—	11,326,846	—	11,326,846
Electronic Equipment, Instruments & Components	—	3,462,396	—	3,462,396
Energy Equipment & Services	—	3,576,711	—	3,576,711
Entertainment	—	12,850,757	—	12,850,757
Environmental, Maintenance & Security Service	—	6,329,620	—	6,329,620
Financial Services	—	8,405,904	—	8,405,904
Food Products	—	7,422,352	—	7,422,352
Gas Utilities	—	75,609	—	75,609
Ground Transportation	—	2,538,273	—	2,538,273
Health Care Equipment & Supplies	—	5,850,720	—	5,850,720
Health Care Providers & Services	—	16,392,672	—	16,392,672
Health Care REITs	—	3,233,824	—	3,233,824
Hotel & Resort REITs	—	4,832,183	—	4,832,183
Hotels, Restaurants & Leisure	—	20,711,880	—	20,711,880
Household Durables	—	3,298,536	—	3,298,536
Household Products	—	464,264	—	464,264
Independent Power and Renewable Electricity Producers	—	1,233,502	—	1,233,502
Industrial Conglomerates	—	79,786	—	79,786
Insurance	—	25,608,788	—	25,608,788
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Interactive Media & Services	$ —	$ 233,101	$ —	$ 233,101
Internet Software & Services	—	2,824,510	—	2,824,510
IT Services	—	1,985,936	—	1,985,936
Machinery	—	7,561,250	—	7,561,250
Marine Transportation	—	102,933	—	102,933
Media	—	19,419,288	—	19,419,288
Metals & Mining	—	12,015,466	—	12,015,466
Mortgage Real Estate Investment Trusts (REITs)	—	739,151	—	739,151
Oil, Gas & Consumable Fuels	—	49,904,565	—	49,904,565
Passenger Airlines	—	2,262,219	—	2,262,219
Personal Care Products	—	505,153	—	505,153
Pharmaceuticals	—	6,990,033	—	6,990,033
Real Estate Management & Development	—	2,227,077	—	2,227,077
Retail REITs	—	136,249	—	136,249
Semiconductors & Semiconductor Equipment	—	4,934,049	—	4,934,049
Software	—	26,132,436	—	26,132,436
Specialty Retail	—	1,229,754	—	1,229,754
Technology Hardware, Storage & Peripherals	—	1,370,481	—	1,370,481
Textiles, Apparel & Luxury Goods	—	354,769	—	354,769
Trading Companies & Distributors	—	1,637,911	—	1,637,911
Transportation Infrastructure	—	511,243	—	511,243
Water Utilities	—	904,386	—	904,386
Wireless Telecommunication Services	—	25,891	—	25,891
Fixed Rate Loan Interests	—	1,548,950	—	1,548,950
Floating Rate Loan Interests	—	303,901,696	6,279,855	310,181,551
Foreign Agency Obligations	—	2,910,794	—	2,910,794
Non-Agency Mortgage-Backed Securities	—	18,311,660	—	18,311,660
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	26,457,837	—	26,457,837
Preferred Stocks	1,524,207	—	79,973	1,604,180
U.S. Government Sponsored Agency Securities	—	18,337,903	—	18,337,903
U.S. Treasury Obligations	—	58,046,485	—	58,046,485
Warrants	5,786	—	—	5,786
Short-Term Securities
Money Market Funds	784,209	—	—	784,209
Unfunded Floating Rate Loan Interests(a)	—	11	—	11
Liabilities
Investments
TBA Sale Commitments	—	(1,798,805)	—	(1,798,805)
	$2,544,858	$879,737,646	$7,783,781	890,066,285
Investments Valued at NAV(b)				1,379
				$ 890,067,664
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 6,461	$ —	$ 6,461
Interest Rate Contracts	110,394	262,223	—	372,617
Liabilities
Credit Contracts	—	(194,088)	—	(194,088)
Foreign Currency Exchange Contracts	—	(37,536)	—	(37,536)
Interest Rate Contracts	(61,456)	—	—	(61,456)
	$48,938	$37,060	$—	$85,998

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $352,858,622 are categorized as Level 2 within the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 878,506	$ 220,616	$ 1,153,042	$ 8,429,727	$ —	470	$ 10,682,361
Transfers into Level 3	—	8	—	1,389,464	—	—	1,389,472
Transfers out of Level 3	—	(92,408)	(1,153,042)	(3,492,253)	—	—	(4,737,703)
Accrued discounts/premiums	(8,819)	—	—	15,604	—	—	6,785
Net realized gain (loss)	—	(6,054,825)	—	(379,976)	—	—	(6,434,801)
Net change in unrealized appreciation (depreciation)(a)	45,437	5,961,636	—	126,257	2	(470)	6,132,862
Purchases	—	473,840	—	5,918,227	79,971	—	6,472,038
Sales	—	(38)	—	(5,727,195)	—	—	(5,727,233)
Closing balance, as of September 30, 2024	$ 915,124	$ 508,829	$ —	$ 6,279,855	$ 79,973	—	$ 7,783,781
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ 45,437	$ (87,759)	$ —	$ (278,186)	$ 2	—	$ (320,506)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Schedule of Investments